                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                     811-2071

Exact name of registrant as specified in charter:       Delaware Group Income Funds

Address of principal executive offices:                 2005 Market Street
                                                        Philadelphia, PA 19103

Name and address of agent for service:                  Richelle S. Maestro, Esq.
                                                        2005 Market Street
                                                        Philadelphia, PA 19103

Registrant's telephone number, including area code:     (800) 523-1918

Date of fiscal year end:                                July 31

Date of reporting period:                               October 31, 2004


ITEM 1.  SCHEDULE OF INVESTMENTS.


SCHEDULE OF INVESTMENTS (Unaudited)


DELAWARE CORPORATE BOND FUND
----------------------------

October 31, 2004

                                                                                                         PRINCIPAL          MARKET
                                                                                                         AMOUNT**            VALUE
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.17%
Freddie Mac 2075 Park 6.25% 8/15/27                                                                      178,706           $179,280
GNMA 2003-5 B 4.486% 10/16/25                                                                            250,000            254,219
                                                                                                                         ----------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $432,783)                                                            433,499
                                                                                                                         ==========

AGENCY OBLIGATIONS- 1.31%
Fannie Mae
   5.125% 1/2/14                                                                                       2,410,000          2,480,675
   5.25% 8/1/12                                                                                          745,000            780,370
                                                                                                                         ----------
TOTAL AGENCY OBLIGATIONS (COST $3,163,757)                                                                                3,261,045
                                                                                                                         ==========

ASSET-BACKED SECURITIES- 2.45%
^#Alliance Capital Funding 1 A3 CBO 144A 5.84% 2/15/10                                                   163,963            166,422
^Carlyle High Yield Partners Series 2001 B1 8.00% 5/31/07                                              1,100,000          1,100,000
#Countrywide Asset-Backed Certificates 2004-1NIM Note 144A 6.00% 5/25/34                                 234,430            235,321
#Goldman Sachs Mortgage Securities Trust Series 2003-FM1N 144A 7.50% 3/20/33                              48,490             48,587
#GSAA 2004-4N Note 144A 6.25% 5/25/34                                                                    425,000            428,096
^#Magnetite Asset Investor 2003 C1 144A 8.786% 1/31/08                                                   500,000            520,604
Mid-State Trust
   2004-1 A 6.005% 8/15/39                                                                               272,298            280,890
   2011-A1 4.864% 7/15/38                                                                                148,396            147,682
PPSI 2004-WF1 M9 5.57% 12/25/34                                                                        1,270,000          1,270,000
^#Sankaty Market Value Series 3 B1 144A 7.379% 4/30/09                                                   360,000            376,581
#Sharp NIM Trust
   2003-HE1N 144A 6.90% 11/25/33                                                                         146,675            147,467
   2004-IM1N N1 144A 6.85% 3/25/34                                                                       279,417            280,815
   2004-2N 144A 7.00% 1/25/34                                                                            297,518            297,518
#Sierra Receivables Funding Company Series 2003-1A 144A 3.09% 1/15/14                                    211,303            209,578
#Sky Financial Medical Loan Securitization 2002-A A2 144A 6.705% 7/16/18                                 550,000            591,251
                                                                                                                         ----------
TOTAL ASSET BACKED SECURITIES (COST $6,123,728)                                                                           6,100,812
                                                                                                                         ==========

CORPORATE BONDS- 70.65%
Aerospace & Defense - 0.29%
Northrop Grumman 4.079%
11/16/06                                                                                                                    720,000
733,116
                                                                                                                            733,116
Automobiles & Automotive Parts - 2.57%
Ford Motor 7.45% 7/16/31                                                                               3,415,000          3,335,273
General Motors
   7.125% 7/15/13                                                                                        565,000            587,159
   8.375% 7/15/33                                                                                      2,360,000          2,462,618
                                                                                                                          6,385,050
Banking - 3.71%
Bank of America 4.375% 12/1/10                                                                         1,220,000          1,238,398
Bank One 2.625% 6/30/08                                                                                  685,000            663,366
Branch Banking & Trust - Wilson, North Carolina 4.875% 1/15/13                                         1,190,000          1,209,875
Deutsche Bank Financial 5.375% 3/2/15                                                                  1,140,000          1,191,077
Frost National Bank 6.875% 8/1/11                                                                        115,000            129,312
HSBC Bank USA 3.875% 9/15/09                                                                             755,000            757,661
PNC Funding 5.25% 11/15/15                                                                               440,000            451,675
Popular North America 4.25% 4/1/08                                                                       650,000            665,615
Popular North America Capital Trust 6.564% 9/15/34                                                       895,000            924,077
+#Rabobank Capital Funding II 144A 5.26% 12/29/49                                                        930,000            955,599
+RBS Capital Trust I 4.709% 12/29/49                                                                     525,000            514,551
Wilmington Trust 4.875% 4/15/13                                                                          525,000            526,429
                                                                                                                         ----------
                                                                                                                          9,227,635
                                                                                                                         ----------
Building & Materials - 0.30%
#Lone Star Industries 144A 8.85% 6/15/05                                                                 560,000            575,294
York International 6.625% 8/15/06                                                                        165,000            174,367
                                                                                                                         ----------
                                                                                                                            749,661
                                                                                                                         ----------

                                                                                                         PRINCIPAL          MARKET
                                                                                                         AMOUNT**            VALUE
Business Services - 1.15%
Corrections Corporation of America 7.50% 5/1/11                                                        1,120,000          1,216,600
#Erac USA Finance 144A 7.35% 6/15/08                                                                   1,160,000          1,301,360
PHH 7.125% 3/1/13                                                                                        305,000            347,475
                                                                                                                         ----------
                                                                                                                          2,865,435
                                                                                                                         ----------
Cable, Media & Publishing - 3.67%
Comcast Cable Communications Holdings 8.375% 3/15/13                                                   1,300,000          1,597,470
Continental Cablevision 9.50% 8/1/13                                                                     500,000            547,834
CSC Holdings 10.50% 5/15/16                                                                              420,000            481,950
Historic Time Warner 8.18% 8/15/07                                                                       670,000            754,408
InterActiveCorp
   6.75% 11/15/05                                                                                      1,045,000          1,085,352
   7.00% 1/15/13                                                                                         955,000          1,058,058
Liberty Media
  +3.38% 9/17/06                                                                                         775,000            783,998
   3.50% 9/25/06                                                                                       1,380,000          1,381,999
Lodgenet Entertainment 9.50% 6/15/13                                                                     235,000            257,913
Time Warner Entertainment 8.375% 3/15/23                                                                 950,000          1,166,193
                                                                                                                         ----------
                                                                                                                          9,115,175
                                                                                                                         ----------
Chemicals - 1.14%
IMC Global 7.375% 8/1/18                                                                                 300,000            316,500
Lubrizol
   4.625% 10/1/09                                                                                        345,000            348,760
   6.50% 10/1/34                                                                                         355,000            358,961
Sherwin-Williams 6.85% 2/1/07                                                                            681,000            734,620
Witco
   6.875% 2/1/26                                                                                         425,000            378,250
   7.75% 4/1/23                                                                                          730,000            686,200
                                                                                                                         ----------
                                                                                                                          2,823,291
                                                                                                                         ----------
Computers & Technology - 0.25%
Computer Sciences 3.50% 4/15/08                                                                          615,000            616,365
                                                                                                                         ----------
                                                                                                                            616,365
                                                                                                                         ----------
Consumer Products - 0.31%
#Johnson (SC) & Son 144A 5.75% 2/15/33                                                                   750,000            763,122
                                                                                                                         ----------
                                                                                                                            763,122
                                                                                                                         ----------
Diversified Manufacturing - 0.53%
General Electric 5.00% 2/1/13                                                                          1,265,000          1,313,482
                                                                                                                         ----------
                                                                                                                          1,313,482
                                                                                                                         ----------
Electronics & Electrical Equipment - 1.84%
#Freescale Semiconductor 144A 6.875% 7/15/11                                                             855,000            910,575
Jabil Circuit 5.875% 7/15/10                                                                           2,295,000          2,415,450
Johnson Controls 5.00% 11/15/06                                                                        1,208,000          1,256,173
                                                                                                                         ----------
                                                                                                                          4,582,198
                                                                                                                         ----------
Energy - 5.92%
Buckeye Partners 5.30% 10/15/14                                                                          455,000            464,329
Duke Capital
   4.331% 11/16/06                                                                                       800,000            815,056
   5.668% 8/15/14                                                                                      1,170,000          1,213,784
#Enterprise Products Operating 144A
   4.00% 10/15/07                                                                                        590,000            595,057
   4.625% 10/15/09                                                                                       490,000            495,592
Enterprise Products Partners 7.50% 2/1/11                                                                820,000            941,890
Halliburton 5.50% 10/15/10                                                                             2,805,000          2,969,810
Hornbeck Offshore Services 10.625% 8/1/08                                                                465,000            514,988
Kinder Morgan Energy Partners 7.75% 3/15/32                                                              700,000            844,661
Northern Border Pipeline 6.25% 5/1/07                                                                    545,000            582,583
Sunoco 4.875% 10/15/14                                                                                 1,085,000          1,083,224
Tesoro Petroleum 8.00% 4/15/08                                                                         1,270,000          1,387,475
USX
   9.125% 1/15/13                                                                                        600,000            776,024
   9.375% 2/15/12                                                                                        430,000            559,358
Valero Energy 6.125% 4/15/07                                                                             355,000            379,368
Valero Logistics Operations 6.05% 3/15/13                                                              1,025,000          1,101,041
                                                                                                                         ----------
                                                                                                                         14,724,240
                                                                                                                         ----------

                                                                                                         PRINCIPAL          MARKET
                                                                                                         AMOUNT**            VALUE
Farming & Agricultural - 1.28%
Altria Group 7.65% 7/1/08                                                                                540,000            588,166
Universal 6.50% 2/15/06                                                                                  370,000            386,250
UST
   6.625% 7/15/12                                                                                      1,415,000          1,601,099
   8.80% 3/15/05                                                                                         595,000            609,183
                                                                                                                         ----------
                                                                                                                          3,184,698
                                                                                                                         ----------
Finance - 12.48%
+^Ares Leverged Investment Fund II 6.755% 10/31/05                                                     1,680,000          1,680,000
Bear Stearns 4.65% 7/2/18                                                                              1,140,000          1,076,762
+#Bombardier Capital 144A 4.21% 5/30/05                                                                  840,000            837,514
Capital One Bank 5.75% 9/15/10                                                                           710,000            759,687
Citigroup
   5.875% 2/22/33                                                                                        560,000            569,278
   6.625% 6/15/32                                                                                        655,000            733,299
Core Investment Grade Bond Trust I 4.727% 11/30/07                                                     4,205,000          4,349,020
Credit Suisse First Boston USA 6.125% 11/15/11                                                         1,020,000          1,120,720
#FMR 144A
   7.05% 7/15/28                                                                                       1,417,000          1,439,170
   7.57% 6/15/29                                                                                         650,000            800,242
Ford Motor Credit
   5.625% 10/1/08                                                                                      1,235,000          1,278,114
   7.00% 10/1/13                                                                                         340,000            359,655
General Electric Capital 5.45% 1/15/13                                                                   725,000            775,191
General Motors Acceptance Corporation
   6.125% 8/28/07                                                                                      1,255,000          1,309,884
   7.25% 3/2/11                                                                                          715,000            760,169
Goldman Sachs Group
   5.25% 10/15/13                                                                                      2,155,000          2,210,092
   6.125% 2/15/33                                                                                        755,000            772,480
   6.345% 2/15/34                                                                                      3,870,000          3,957,360
Household Finance 4.125% 12/15/08                                                                      1,340,000          1,361,581
JP Morgan Chase
   5.125% 9/15/14                                                                                        775,000            788,978
   5.25% 5/1/15                                                                                          535,000            548,225
MBNA 5.00% 6/15/15                                                                                       700,000            694,559
Morgan Stanley
   4.75% 4/1/14                                                                                          895,000            878,415
   5.30% 3/1/13                                                                                          405,000            421,221
National Rural Utilities Cooperative Finance 3.875% 2/15/08                                            1,540,000          1,558,418
                                                                                                                         ----------
                                                                                                                         31,040,034
                                                                                                                         ----------
Food, Beverage & Tobacco - 3.39%
Great Atlantic & Pacific Tea 7.75% 4/15/07                                                             1,045,000            987,525
Kraft Foods
   4.00% 10/1/08                                                                                       1,755,000          1,776,182
   5.25% 6/1/07                                                                                          750,000            786,080
   5.625% 11/1/11                                                                                        670,000            714,913
#Miller Brewing 144A
   4.25% 8/15/08                                                                                         725,000            740,341
   5.50% 8/15/13                                                                                         755,000            793,836
Nabisco 6.85% 6/15/05                                                                                    530,000            543,288
Safeway
   3.80% 8/15/05                                                                                         125,000            126,001
   6.15% 3/1/06                                                                                          550,000            573,036
Wendy's International
   6.25% 11/15/11                                                                                        885,000            983,021
   6.35% 12/15/05                                                                                        405,000            419,881
                                                                                                                         ----------
                                                                                                                          8,444,104
                                                                                                                         ----------

Healthcare & Pharmaceuticals - 3.92%
Boston Scientific 5.45% 6/15/14                                                                        1,410,000          1,484,863
Caremark Rx 7.375% 10/1/06                                                                               350,000            374,938
HCA 6.25% 2/15/13                                                                                      1,205,000          1,216,090
Medco Health Solutions 7.25% 8/15/13                                                                   3,335,000          3,711,060
Pfizer 4.50% 2/15/14                                                                                     935,000            940,235
+Schering-Plough
   5.30% 12/1/13                                                                                         370,000            384,429
   6.50% 12/1/33                                                                                       1,075,000          1,186,223
Wyeth 5.50% 2/1/14                                                                                       430,000            441,400
                                                                                                                         ----------
                                                                                                                          9,739,238
                                                                                                                         ----------

                                                                                                         PRINCIPAL          MARKET
                                                                                                         AMOUNT**            VALUE
Insurance - 2.82%
#Berkshire Hathaway Finance 144A 3.40% 7/2/07                                                          1,190,000          1,199,640
#Farmers Insurance Exchange 144A 8.625% 5/1/24                                                         1,170,000          1,367,799
#Liberty Mutual 144A 5.75% 3/15/14                                                                       915,000            898,393
Marsh & McLennan
   5.375% 3/15/07                                                                                        875,000            895,124
   5.875% 8/1/33                                                                                         650,000            596,183
#Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                          840,000            986,903
Prudential Financial 4.104% 11/15/06                                                                   1,060,000          1,079,984
                                                                                                                         ----------
                                                                                                                          7,024,026
                                                                                                                         ----------
Leisure, Lodging & Entertainment - 0.25%
Boyd Gaming 9.25% 8/1/09                                                                                 190,000            208,050
MGM Mirage 9.75% 6/1/07                                                                                  370,000            418,100
                                                                                                                         ----------
                                                                                                                            626,150
                                                                                                                         ----------
Metals & Mining - 0.07%
Newmont Gold 8.91% 1/5/09                                                                                159,175            173,085
                                                                                                                         ----------
                                                                                                                            173,085
                                                                                                                         ----------
Packaging & Containers - 0.49%
AEP Industries 9.875% 11/15/07                                                                           100,000            102,250
Portola Packaging 8.25% 2/1/12                                                                           400,000            316,000
#Sealed Air 144A
   5.375% 4/15/08                                                                                        400,000            418,458
   5.625% 7/15/13                                                                                        370,000            381,514
                                                                                                                         ----------
                                                                                                                          1,218,222
                                                                                                                         ----------
Paper & Forest Products - 0.27%
Bowater 6.50% 6/15/13                                                                                    655,000            659,968
                                                                                                                         ----------
                                                                                                                            659,968
                                                                                                                         ----------
Retail - 1.30%
#CVS 144A 4.00% 9/15/09                                                                                  595,000            598,509
#Home Depot Inc 144A 3.75% 9/15/09                                                                       275,000            275,781
Kohl's
   6.30% 3/1/11                                                                                          480,000            533,066
   7.25% 6/1/29                                                                                          425,000            506,101
Michaels Stores 9.25% 7/1/09                                                                             385,000            417,244
Office Depot 6.25% 8/15/13                                                                               835,000            897,636
                                                                                                                         ----------
                                                                                                                          3,228,337
                                                                                                                         ----------
Shopping Center REIT's - 0.25%
Developers Diversified Realty 4.625% 8/1/10                                                              620,000            622,375
                                                                                                                         ----------
                                                                                                                            622,375
                                                                                                                         ----------
Telecommunications - 8.69%
+AT&T
   7.80% 11/15/11                                                                                        490,000            564,113
   8.50% 11/15/31                                                                                        530,000            616,125
AT&T Wireless Service
   7.875% 3/1/11                                                                                         225,000            268,387
   8.75% 3/1/31                                                                                        1,855,000          2,497,975
BellSouth 4.20% 9/15/09                                                                                1,140,000          1,152,209
Citizens Communications
   8.50% 5/15/06                                                                                         955,000          1,031,400
   9.25% 5/15/11                                                                                         435,000            502,425
GTE Hawaiian Telephone 7.375% 9/1/06                                                                     620,000            647,902
MCI
   5.908% 5/1/07                                                                                       1,015,000          1,015,000
   6.688% 5/1/09                                                                                         295,000            291,681
Motorola
   4.608% 11/16/07                                                                                     1,400,000          1,442,609
   7.625% 11/15/10                                                                                     1,255,000          1,473,935
#Qwest 144A 7.875% 9/1/11                                                                                525,000            561,750
SBC Communications
   4.125% 9/15/09                                                                                      2,200,000          2,213,416
   5.10% 9/15/14                                                                                       2,115,000          2,133,811
   6.15% 9/15/34                                                                                         795,000            805,853

                                                                                                         PRINCIPAL          MARKET
                                                                                                         AMOUNT**            VALUE
Sprint Capital
   +4.78% 8/17/06                                                                                        415,000            426,799
   6.375% 5/1/09                                                                                         320,000            351,740
   8.375% 3/15/12                                                                                        745,000            915,631
   8.75% 3/15/32                                                                                       2,055,000          2,700,921
                                                                                                                         ----------
                                                                                                                         21,613,682
                                                                                                                         ----------
Transportation & Shipping - 1.01%
American Airlines 6.817% 5/23/11                                                                       1,165,000          1,039,679
Continental Airlines
   6.503% 6/15/11                                                                                        940,000            882,284
   7.033% 6/15/11                                                                                        507,086            391,821
Delta Air Lines 7.299% 9/18/06                                                                           345,000            207,028
                                                                                                                         ----------
                                                                                                                          2,520,812
                                                                                                                         ----------
Utilities - 12.75%
Atmos Energy
   4.00% 10/15/09                                                                                        660,000            658,082
   5.125% 1/15/13                                                                                        265,000            271,955
Avista
   7.75% 1/1/07                                                                                        1,380,000          1,502,039
   9.75% 6/1/08                                                                                        1,510,000          1,789,869
+Avista Capital Trust II 6.50% 4/1/34                                                                    835,000            854,831
Boston Gas 8.87% 1/5/05                                                                                  335,000            338,886
CenterPoint Energy Houston Electric 5.60% 7/1/23                                                       1,850,000          1,849,843
Dominion Resources 7.195% 9/15/14                                                                        730,000            848,345
Exelon Generation 6.95% 6/15/11                                                                        1,185,000          1,351,363
KeySpan Gas East 6.90% 1/15/08                                                                           725,000            799,067
Monongahela Power
    5.00% 10/1/06                                                                                        315,000            324,968
    #144A 6.70% 6/15/14                                                                                  730,000            805,262
Northern States Power 2.875% 8/1/06                                                                    1,100,000          1,100,437
Oncor Electric Delivery 7.25% 1/15/33                                                                    825,000            993,961
Pacific Gas & Electric 6.05% 3/1/34                                                                    3,590,000          3,710,298
Potomac Edison 8.00% 6/1/24                                                                            1,755,000          1,816,425
#Power Contract Financing 144A
    5.20% 2/1/06                                                                                         944,285            957,679
    6.256% 2/1/10                                                                                        925,000            969,128
Progress Energy 6.75% 3/1/06                                                                             850,000            891,608
PSEG Energy Holdings 7.75% 4/16/07                                                                     1,340,000          1,440,500
PSEG Power 8.625% 4/15/31                                                                                550,000            711,873
Sempra Energy 4.75% 5/15/09                                                                              735,000            755,643
Southern California Edison 6.00% 1/15/34                                                               1,675,000          1,775,634
TECO Energy 7.20% 5/1/11                                                                                 755,000            826,725
TNP Enterprises 10.25% 4/1/10                                                                            770,000            831,600
TXU 4.446% 11/16/06                                                                                    1,955,000          1,996,448
TXU Energy 7.00% 3/15/13                                                                                 965,000          1,097,404
#Williams Gas Pipelines Central 144A 7.375% 11/15/06                                                     375,000            405,000
                                                                                                                         ----------
                                                                                                                         31,674,873
                                                                                                                         ----------
TOTAL CORPORATE BONDS (COST $170,498,177)                                                                               175,668,374
                                                                                                                        ===========

FOREIGN BONDS- 14.25%
Australia - 0.41%
#Mantis Reef 144A 4.799% 11/3/09                                                              USD      1,005,000          1,008,719
                                                                                                                         ----------
                                                                                                                          1,008,719
                                                                                                                         ----------
Bermuda - 1.28%
Intelsat 6.50% 11/1/13                                                                                 USD700,000           601,245
+#Oil Insurance 144A 5.15% 8/15/33                                                            USD      2,535,000          2,590,233
                                                                                                                         ----------
                                                                                                                          3,191,478
                                                                                                                         ----------
Brazil - 0.64%
+Federal Republic of Brazil 6.00% 4/15/24                                                     USD      1,780,000          1,601,541
                                                                                                                         ----------
                                                                                                                          1,601,541
                                                                                                                         ----------
Canada - 2.13%
Abitbi-Consolidated 6.95% 12/15/06                                                                     USD 1,450,000      1,515,250
#Canadian Oil Sands 144A 4.80% 8/10/09                                                        USD        280,000            286,386
EnCana 6.50% 8/15/34                                                                          USD      2,000,000          2,185,097
Rogers Cablesystems 10.00% 3/15/05                                                            USD        795,000            818,850
Western Oil Sands 8.375% 5/1/12                                                               USD        425,000            497,781
                                                                                                                         ----------
                                                                                                                          5,303,364
                                                                                                                         ----------

                                                                                                         PRINCIPAL          MARKET
                                                                                                         AMOUNT**            VALUE
Cayman Islands - 2.05%
^+Evergreen Funding 1.95% 11/15/10                                                            USD        319,924            307,127
^#Juniper CBO 99-1A A1 CBO 144A 6.83% 4/15/11                                                 USD        910,693            941,429
#Mizuho Finance Group 144A 5.79% 4/15/14                                                      USD      3,275,000          3,413,994
^#Putnam CBO II 144A 6.875% 11/8/09                                                           USD        438,291            447,057
                                                                                                                         ----------
                                                                                                                          5,109,607
                                                                                                                         ----------
Colombia - 0.29%
Republic of Colombia 10.75% 1/15/13                                                           USD        615,000            715,245
                                                                                                                         ----------
                                                                                                                            715,245
                                                                                                                         ----------
Dominican Republic - 0.21%
+Dominican Republic 2.438% 8/30/24                                                            USD        675,000            519,750
                                                                                                                         ----------
                                                                                                                            519,750
                                                                                                                         ----------
Ecuador - 1.10%
+Republic of Ecuador 8.00% 8/15/30                                                            USD      3,250,000          2,734,063
                                                                                                                         ----------
                                                                                                                          2,734,063
                                                                                                                         ----------
France - 0.12%
*France Telecom 9.50% 3/1/31                                                                  USD        220,000            297,865
                                                                                                                         ----------
                                                                                                                            297,865
                                                                                                                         ----------
Germany - 2.46%
Deutsche Bundesrepublik
   5.00% 7/4/11                                                                               EUR      1,300,000          1,796,517
   5.25% 1/4/11                                                                               EUR      1,935,000          2,711,321
Sibneft
    10.75% 1/15/09                                                                            USD      1,275,000          1,408,078
    11.50% 2/13/07                                                                            USD        165,000            180,857
                                                                                                                         ----------
                                                                                                                          6,096,773
                                                                                                                         ----------
Luxembourg - 0.43%
#Telecom Italia Capital 144A 4.00% 1/15/10                                                    USD      1,070,000          1,061,275
                                                                                                                         ----------
                                                                                                                          1,061,275
                                                                                                                         ----------
Mexico - 1.16%
#America Movil SA de CV 144A 5.75% 1/15/15                                                    USD      1,045,000          1,043,527
Telefonos Mexico 4.50% 11/19/08                                                               USD      1,830,000          1,850,699
                                                                                                                         ----------
                                                                                                                          2,894,226
                                                                                                                         ----------
Norway - 0.47%
Petroleum Geo-Services 8.00% 11/5/06                                                          USD      1,135,000          1,157,700
                                                                                                                         ----------
                                                                                                                          1,157,700
                                                                                                                         ----------
Russia - 0.28%
#Russian Paris Club Participation Note 144A 2.125% 8/20/20                                    JPY     87,011,621            700,010
                                                                                                                         ----------
                                                                                                                            700,010
                                                                                                                         ----------
Singapore - 0.39%
+#United Overseas Bank 144A 5.375% 9/3/19                                                     USD        945,000            973,831
                                                                                                                         ----------
                                                                                                                            973,831
                                                                                                                         ----------
Supranational - 0.36%
#Central American Bank for Economic Integration 144A 6.75% 4/15/13                            USD        410,000            460,206
International Finance 6.75% 7/15/09                                                           NZD        625,000            436,550
                                                                                                                         ----------
                                                                                                                            896,756
                                                                                                                         ----------
United Kingdom - 0.47%
United Kingdom Gilt 4.00% 3/7/09                                                              GBP        660,000          1,179,211
                                                                                                                         ----------
                                                                                                                          1,179,211
                                                                                                                         ----------
TOTAL FOREIGN BONDS (COST $34,584,077)                                                                                   35,441,414
                                                                                                                         ==========

MUNICIPAL BONDS- 3.89%
California State 5.00% 2/1/33                                                                           $480,000            489,686
Colorado Department of Transportation Revenue 5.00% 12/15/13 (FGIC)                                    1,390,000          1,556,036
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series
B 5.625% 6/1/38                                                                                          365,000            389,546

Illinois State 5.10% 6/1/33                                                                            1,090,000          1,051,665
Metropolitan Washington Airport Authority 5.00% 10/1/34 (FSA) (AMT)                                      890,000            902,202
Oregon State 5.892% 6/1/27                                                                             1,255,000          1,353,141
Puerto Rico Public Buildings Authority Revenue 5.25% 7/1/33                                            1,865,000          1,954,203
New York Sales Tax Asset Receivable 5.25% 10/15/27 (AMBAC)                                               640,000            688,563
West Virginia Economic Development Authority
   5.37% 7/1/20                                                                                          175,000            180,311
   6.07% 7/1/26                                                                                          575,000            608,850
Wisconsin State 5.70% 5/1/26                                                                             475,000            499,648
                                                                                                                         ----------
TOTAL MUNICIPAL BONDS (COST $9,334,454)                                                                                   9,673,851
                                                                                                                         ==========

                                                                                                         PRINCIPAL          MARKET
                                                                                                         AMOUNT**            VALUE
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 0.37%
#Merrill Lynch Mortgage Trust 2002-MW1 J 144A 5.695% 7/12/34                                             130,000            126,443
+Residential Asset Mortgage Products 2004-RZ2 AI3 4.30% 1/25/31                                          790,000            795,955
                                                                                                                       ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $891,173)                                                                   922,438
                                                                                                                       ============

U.S. TREASURY OBLIGATIONS- 3.76%
U.S. Treasury Bonds
   4.25% 8/15/14                                                                                       3,975,000          4,046,427
   5.375% 2/15/31                                                                                      2,995,000          3,253,906
U.S. Treasury Inflation Index Notes
   ++2.00% 7/15/14                                                                                       970,124          1,003,927
   2.375% 1/15/25                                                                                        512,708            536,501
   3.00% 7/15/12                                                                                         463,729            519,304
                                                                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $9,281,218)                                                                         9,360,065
                                                                                                                       ============

[Solid Box]SENIOR SECURED LOANS- 2.18%
CenterPoint Energy Bank Loan 12.75% 11/12/05                                                           1,000,000          1,095,000
Dex Media West Loan Tranche B 3.86% 9/14/10                                                            1,270,139          1,293,160
NRG Energy Bank Loan Tranch B 5.11% 5/8/10                                                               489,654            504,344
Qwest Communications Bank Loan
   6.50% 6/30/07 Tranch A                                                                              1,250,000          1,300,000
   6.95% 6/30/10 Tranch B                                                                              1,250,000          1,237,500
                                                                                                                       ------------
TOTAL SENIOR SECURED LOANS (COST $5,297,608)                                                                              5,430,004
                                                                                                                       ============

                                                                                                         NUMBER
                                                                                                      OF SHARES

PREFERRED STOCK- 0.42%
Nexen 7.35%                                                                                               40,430          1,051,180
TNP Enterprises PIK 14.50%                                                                                     0                 69
TOTAL PREFERRED STOCK (COST $1,055,708)                                                                                   1,051,249
                                                                                                                       ============

WARRANT- 0.00%
*#Solutia 144A, exercise price $7.59, expiration date 7/15/09                                                615                  6
TOTAL WARRANT (COST $52,353)                                                                                                      6

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT

REPURCHASE AGREEMENTS - 1.81%
With BNP Paribas 1.77% 11/1/04
(dated 10/29/04, to be repurchased at $2,323,114,
collateralized by $2,390,000 U.S. Treasury
Bills due 3/24/05, market value $2,370,523)                                                           $2,323,000         2,323,000

With UBS Warburg 1.77% 11/1/04 (dated 10/29/04, to be repurchased at $2,164,106, collateralized by $373,000 U.S. Treasury Notes 1.625% due 10/31/05, market value
$373,767, $746,000 U.S. Treasury Notes 1.875% due 11/30/05, market value
$748,591 and $1,009,000 U.S. Treasury Notes 6.500% due 10/15/06,
market value $1,086,105)                                                                               2,164,000          2,164,000
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (COST $4,487,000)                                                                             4,487,000
                                                                                                                       ============

TOTAL MARKET VALUE OF SECURITIES - 101.26%
   (cost $245,202,036)                                                                                                  251,829,717

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (1.26%)                                                    (3,133,989)
                                                                                                                       ============

NET ASSETS APPLICABLE TO 42,354,625 SHARES OUTSTANDING - 100.00%                                                       $248,695,728
                                                                                                                       ============
------------------------------------------------------------------------------------------------------------------------------------

[Solid Box]Senior Secured Loans in which the Fund invests generally pay interest at rates, which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and
(iii) the certificate of deposit rate. Senior Secured Loans may be subjects to restrictions on resale.
*Non-income producing security for the period ended October 31, 2004. **Principal amount shown is stated in the currency in which each foreign bond is denominated.

#Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note #5 in "Notes."
^The security is being fair valued in accordance with the Fund's fair valuation policy. At October 31, 2004, there were eight fair valued securities which represented 2.23% of the Fund's Net Assets. See Note #1 in "Notes."
+Variable Rate Note - the interest rate shown is the rate as of October 31, 2004.
++Fully or partially pledged as collateral for financial futures contracts.

SUMMARY OF ABBREVIATIONS
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CBO - Collateralized Bond Obligation
EUR - European Monetary Unit
FSA - Insured by Financial Security Assurance
GBP - British Pound Sterling
GNMA - Government National Mortgage Association
JPY - Japanese Yen
NIM - Net Interest Margin
NZD - New Zealand Dollar
PIK - Pay-in-kind
REIT - Real Estate Investment Trust
USD - U.S. Dollar
--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Income Funds - Delaware Corporate Bond Fund (the "Fund").

SECURITY VALUATION- Equity securities, except those traded on the Nasdaq Stock Markets, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not readily available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING- Investment income and common expenses are allocated to the classes of the Fund is on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS- Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER- Expenses common to some funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gains on investments, if any, annually.

2. INVESTMENTS
At October 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                 $245,316,731
                                              ------------
Aggregate unrealized appreciation                7,470,813
Aggregate unrealized depreciation                 (957,827)
                                              ------------
Net unrealized appreciation                   $  6,512,986
                                              ------------


3. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets.

The following forward foreign currency exchange contract was outstanding at October 31, 2004

                                                                                                Unrealized
Contracts to Deliver               In Exchange for            Settlement Date                  Depreciation
-----------------------------------------------------------------------------------------------------------
645,000  British Pounds            US $1,153,454              December 29, 2004                 $ (22,849)


4. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets.

Financial futures contracts open at October 31, 2004 were as follows:

    Contracts                              Notional Cost                               Unrealized
    to Buy/(Sell)                          (Proceeds)             Expiration Date      Gain/(Loss)
--------------------------------------------------------------------------------------------------
  44  U.S. Treasury 10 year Notes         $  4,967,623            December 30, 2004    $    29,127
(108) U.S. Treasury 5 year Notes           (11,922,298)           December 30, 2004       (106,202)
                                                                                       -----------
                                                                                       $  (77,075)
                                                                                       ==========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

5. CREDIT AND MARKET RISK
The Fund may invest in high-yield fixed-income securities, which carry ratings of BB or lower by Standard and Poor's Rating Group and/or Ba or lower by Moody's Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE DELCHESTER FUND
------------------------

October 31, 2004

                                                                                                       PRINCIPAL          MARKET
                                                                                                     AMOUNT(U.S.$)      VALUE(U.S.$)
ASSET-BACKED SECURITIES- 0.78%
&#Carlyle High Yield Partners Series 1 D1 144A 12.24% 5/31/07                                         $1,000,000         $1,000,000
#Master NIM Trust 2003-OPT2 144A 9.79% 5/26/33                                                           165,716            165,866
&*#Merrill Lynch CBO VII 1997-C3A 144A 2.305% 3/23/08                                                  1,834,371          1,063,935
&#South Street CBO 1999-1A A1 144A 7.16% 7/1/11                                                          697,689            697,689
                                                                                                                       ------------
TOTAL ASSET-BACKED SECURITIES (COST $2,868,898)                                                                           2,927,490
                                                                                                                       ============

CORPORATE BONDS- 73.28%
Aerospace & Defense - 0.41%
Armor Holdings 8.25% 8/15/13                                                                           1,395,000          1,541,475
                                                                                                                       ------------
                                                                                                                          1,541,475
                                                                                                                       ------------
Airlines - 0.19%
Delta Air Lines
   7.299% 9/18/06                                                                                        240,000            144,019
   =7.779% 11/18/05                                                                                      780,000            585,088
                                                                                                                       ------------
                                                                                                                            729,107
                                                                                                                       ------------
Automobiles & Automotive Parts - 1.75%
^Advanced Accessory Holdings 0.00% 12/15/11                                                            4,350,000          1,587,750
=Advanced Accessory Systems 10.75% 6/15/11                                                             1,415,000          1,294,725
Aearo 8.25% 4/15/12                                                                                    1,330,000          1,383,200
=#Collins & Aikman Products 144A 12.875% 8/15/12                                                       2,600,000          2,262,000
|X|Venture Holdings Trust 12.00% 6/1/09                                                                3,465,000             21,656
                                                                                                                       ------------
                                                                                                                          6,549,331
                                                                                                                       ------------
Banking, Finance & Insurance - 1.75 %
=#E TRADE Financial 144A 8.00% 6/15/11                                                                 3,360,000          3,561,600
#Farmers Exchange Capital 144A 7.20% 7/15/48                                                           1,217,000          1,222,671
#LaBranche 144A 11.00% 5/15/12                                                                         1,675,000          1,727,344
                                                                                                                       ------------
                                                                                                                          6,511,615
                                                                                                                       ------------
Building & Materials - 1.74%
=Foster Wheeler 10.359% 9/15/11                                                                        1,462,500          1,550,250
Interline Brands 11.50% 5/15/11                                                                        2,890,000          3,222,350
#Lone Star Industries 144A 8.85% 6/15/05                                                               1,705,000          1,751,565
                                                                                                                          6,524,165
Business Services - 0.68%
=Adesa 7.625% 6/15/12                                                                                  1,275,000          1,338,750
Brickman Group 11.75% 12/15/09                                                                           325,000            377,000
=Corrections Corporation of America 9.875% 5/1/09                                                        725,000            819,250
                                                                                                                       ------------
                                                                                                                          2,535,000
                                                                                                                       ------------
Cable, Media & Publishing - 11.97%
|X|Adelphia Communications 8.125% 7/15/03                                                              3,330,000          2,830,500
American Media Operation 10.25% 5/1/09                                                                 1,435,000          1,517,513
=#Atlantic Broadband Finance 144A 9.375% 1/15/14                                                         725,000            682,406
*Avalon Cable 11.875% 12/1/08                                                                          3,245,582          3,415,975
Charter Communications Holdings
   ^0.00 % 1/15/12                                                                                     5,475,000          3,243,938
   =10.75% 10/1/09                                                                                     4,750,000          4,037,499
CSC Holdings
   7.875% 12/15/07                                                                                     2,030,000          2,197,475
   =10.50% 5/15/16                                                                                     4,000,000          4,589,999
=Dex Media Finance West 9.875% 8/15/13                                                                   835,000            991,563
=Insight Midwest 10.50% 11/1/10                                                                        5,525,000          6,146,562
=Lodgenet Entertainment 9.50% 6/15/13                                                                  3,150,000          3,457,124
=Mediacom LLC/Mediacom Capital 8.50% 4/15/08                                                           2,050,000          2,116,625
PEI Holdings 11.00% 3/15/10                                                                            2,400,000          2,799,000
#Sheridan Acquisition 144A 10.25% 8/15/11                                                              1,810,000          1,972,900
#Warner Music Group 144A 7.375% 4/15/14                                                                1,885,000          1,946,263
=XM Satellite Radio 12.00% 6/15/10                                                                     2,403,000          2,841,548
                                                                                                                       ------------
                                                                                                                         44,786,890
                                                                                                                       ------------

                                                                                                       PRINCIPAL          MARKET
                                                                                                     AMOUNT(U.S.$)      VALUE(U.S.$)
Chemicals - 3.28%
*#Borden US Finance/Nova Scotia 144A 6.82% 7/15/10                                                     1,300,000          1,361,750
=#Huntsman 144A 11.50% 7/15/12                                                                         2,800,000          3,164,000
=Huntsman International 10.125% 7/1/09                                                                 1,375,000          1,450,625
=Lyondell Chemical 9.875% 5/1/07                                                                          55,000             58,438
=Nalco 8.875% 11/15/13                                                                                 1,600,000          1,762,000
=|X|Solutia 6.72% 10/15/37                                                                             4,350,000          2,762,250
Witco
   =6.875% 2/1/26                                                                                      1,550,000          1,379,500
   7.75% 4/1/23                                                                                          350,000            329,000
                                                                                                                       ------------
                                                                                                                         12,267,563
                                                                                                                       ------------
Computers & Technology - 0.51%
Stratus Technologies 10.375% 12/1/08                                                                   2,245,000          1,919,475
                                                                                                                       ------------
                                                                                                                          1,919,475
                                                                                                                       ------------
Consumer Products - 0.49%
=#Ames True Temper 144A 10.00% 7/15/12                                                                 1,700,000          1,827,500
                                                                                                                       ------------
                                                                                                                          1,827,500
                                                                                                                       ------------
Electronics & Electrical Equipment - 0.88%
#Advanced Micro 144A 7.75% 11/1/12                                                                     3,250,000          3,274,375
                                                                                                                       ------------
                                                                                                                          3,274,375
                                                                                                                       ------------
Energy - 4.21%
=#Dynegy Holdings 144A 10.125% 7/15/13                                                                 3,435,000          4,018,949
El Paso Natural Gas 7.625% 8/1/10                                                                      1,380,000          1,499,025
El Paso Production Holding 7.75% 6/1/13                                                                2,950,000          3,090,125
#Hilcorp Energy Finance 144A 10.50% 9/1/10                                                             2,515,000          2,848,238
=Hornbeck Offshore Services 10.625% 8/1/08                                                             1,615,000          1,788,613
Tennessee Gas Pipeline 8.375% 6/15/32                                                                  2,305,000          2,500,925
                                                                                                                       ------------
                                                                                                                         15,745,875
                                                                                                                       ------------
Environmental Services - 1.58%
#Geo Sub 144A 11.00% 5/15/12                                                                           2,700,000          2,605,500
IESI 10.25% 6/15/12                                                                                    3,050,000          3,309,250
                                                                                                                       ------------
                                                                                                                          5,914,750
                                                                                                                       ------------
Food, Beverage & Tobacco - 1.94%
=#Commonwealth Brands 144A 10.625% 9/1/08                                                              2,700,000          2,848,500
=Gold Kist 10.25% 3/15/14                                                                                715,000            804,375
Great Atlantic & Pacific Tea 7.75% 4/15/07                                                               525,000            496,125
#Le-Natures 144A 10.00% 6/15/13                                                                        2,810,000          3,119,100
                                                                                                                       ------------
                                                                                                                          7,268,100
                                                                                                                       ------------
Healthcare & Pharmaceuticals - 3.88%
=Ameripath 10.50% 4/1/13                                                                               3,225,000          3,176,625
#Inverness Medical 144A 8.75% 2/15/12                                                                  1,305,000          1,350,675
Province Healthcare 7.50% 6/1/13                                                                       1,915,000          2,173,525
Universal Hospital Services 10.125% 11/1/11                                                            1,810,000          1,855,250
#US Oncology 144A 10.75% 8/15/14                                                                       2,925,000          3,202,875
^#Vanguard Health 144A 0.00% 10/1/15                                                                   4,685,000          2,740,725
                                                                                                                       ------------
                                                                                                                         14,499,675
                                                                                                                       ------------
Leisure, Lodging & Entertainment - 6.26%
Ameristar Casinos 10.75% 2/15/09                                                                       3,045,000          3,486,525
=Mandalay Resort Group 10.25% 8/1/07                                                                   1,990,000          2,278,550
MGM Mirage 9.75% 6/1/07                                                                                  975,000          1,101,750
Park Place Entertainment 8.50% 11/15/06                                                                  735,000            812,175
Penn National Gaming 11.125% 3/1/08                                                                    3,725,000          4,046,281
^Town Sports International 0.00% 2/1/14                                                                3,900,000          2,086,500
True Temper Sports 8.375% 9/15/11                                                                      1,300,000          1,189,500
Venetian Casino Resort 11.00% 6/15/10                                                                  4,125,000          4,759,219
Wheeling Island Gaming 10.125% 12/15/09                                                                3,405,000          3,643,350
                                                                                                                       ------------
                                                                                                                         23,403,850
                                                                                                                       ------------
Metals & Mining - 0.27%
#Imco Recycling 144A 9.00% 11/15/14                                                                    1,000,000          1,000,000
                                                                                                                       ------------
                                                                                                                          1,000,000
                                                                                                                       ------------
Packaging & Containers - 3.13%
=AEP Industries 9.875% 11/15/07                                                                        1,945,000          1,988,763
=#Graham Packaging 144A 9.875% 10/15/14                                                                3,350,000          3,567,750
#Port Townsend Paper 144A 11.00% 4/15/11                                                               2,025,000          2,166,750
=Portola Packaging 8.25% 2/1/12                                                                        2,385,000          1,884,150

                                                                                                       PRINCIPAL          MARKET
                                                                                                     AMOUNT(U.S.$)      VALUE(U.S.$)
Radnor Holdings
   =11.00% 3/15/10                                                                                       915,000            709,125
   *#144A 8.82% 4/15/09                                                                                1,420,000          1,398,700
                                                                                                                       ------------
                                                                                                                         11,715,238
                                                                                                                       ------------
Paper & Forest Products - 5.35%
#Boise Cascade 144A 7.125% 10/15/14                                                                      690,000            723,678
Bowater 9.00% 8/1/09                                                                                   3,125,000          3,523,081
Buckeye Technologies 8.00% 10/15/10                                                                    1,440,000          1,476,000
=Fort James 7.75% 11/15/23                                                                             6,635,000          7,680,012
=#Newark Group 144A 9.75% 3/15/14                                                                      2,250,000          2,351,250
Potlatch 12.50% 12/1/09                                                                                3,375,000          4,248,784
                                                                                                                       ------------
                                                                                                                         20,002,805
                                                                                                                       ------------
Real Estate - 1.06%
=BF Saul REIT 7.50% 3/1/14                                                                             1,610,000          1,654,275
Tanger Properties 9.125% 2/15/08                                                                       2,055,000          2,301,600
                                                                                                                       ------------
                                                                                                                          3,955,875
                                                                                                                       ------------
Restaurants - 2.16%
|X|Avado Brands 9.75% 6/1/06                                                                           1,540,000            562,100
=#Denny's 144A 10.00% 10/1/12                                                                          1,800,000          1,876,500
O'Charleys 9.00% 11/1/13                                                                               2,520,000          2,671,200
Perkins Family Restaurants 10.125% 12/15/07                                                              850,000            875,500
VICORP Restaurants 10.50% 4/15/11                                                                      2,090,000          2,100,450
                                                                                                                       ------------
                                                                                                                          8,085,750
                                                                                                                       ------------
Retail - 2.18%
=^J Crew Intermediate 0.00% 5/15/08                                                                    1,337,942          1,254,321
J Crew Operating 10.375% 10/15/07                                                                      2,143,000          2,212,648
#Loehmanns Capital 144A 13.00% 10/1/11                                                                   525,000            509,250
=Office Depot 10.00% 7/15/08                                                                           2,545,000          3,003,099
Petco Animal Supplies 10.75% 11/1/11                                                                   1,000,000          1,170,000
                                                                                                                       ------------
                                                                                                                          8,149,318
                                                                                                                       ------------
Telecommunications - 7.19 %
*#AirGate 144A 5.85% 10/15/11                                                                          1,000,000          1,030,000
Alaska Communications Systems Holdings 9.875% 8/15/11                                                  2,645,000          2,631,775
|X|Allegiance Telecom 11.75% 2/15/08                                                                   2,075,000            695,125
=Centennial Cellular Operating 10.125% 6/15/13                                                         3,180,000          3,466,200
=Cincinnati Bell 8.375% 1/15/14                                                                        3,370,000          3,235,200
#iPCS Escrow 144A 11.50% 5/1/12                                                                        1,475,000          1,615,125
MCI
   5.908% 5/1/07                                                                                       1,582,000          1,582,000
   6.688% 5/1/09                                                                                       1,350,000          1,334,813
=MetroPCS 10.75% 10/1/11                                                                               1,405,000          1,468,225
#Qwest 144A 7.875% 9/1/11                                                                                170,000            181,900
#Qwest Services 144A 14.00% 12/15/10                                                                   3,500,000          4,173,750
#UbiquiTel Operating 144A 9.875% 3/1/11                                                                1,090,000          1,185,375
*#US LEC 144A 10.67% 10/1/09                                                                           1,335,000          1,308,300
=US Unwired 10.00% 6/15/12                                                                             2,750,000          2,990,625
                                                                                                                       ------------
                                                                                                                         26,898,413
                                                                                                                       ------------
Textiles, Apparel & Furniture - 1.19%
Interface 10.375% 2/1/10                                                                               2,500,000          2,887,500
=Warnaco 8.875% 6/15/13                                                                                1,405,000          1,577,113
                                                                                                                       ------------
                                                                                                                          4,464,613
                                                                                                                       ------------
Transportation & Shipping - 1.74%
#Horizon Lines 144A 9.00% 11/1/12                                                                      2,465,000          2,677,606
=Kansas City Southern Railway 9.50% 10/1/08                                                            1,495,000          1,670,663
Seabulk International 9.50% 8/15/13                                                                    2,035,000          2,177,450
                                                                                                                       ------------
                                                                                                                          6,525,719
                                                                                                                       ------------
Utilities - 7.49%
=#Allegheny Energy Supply Statutory Trust 2001 Series B 144A 13.00% 11/15/07                             565,935            619,699
Avista 9.75% 6/1/08                                                                                    2,000,000          2,370,688
=Calpine 10.50% 5/15/06                                                                                2,335,000          2,224,088
=#Calpine 144A 9.625% 9/30/14                                                                          1,625,000          1,551,875
Elwood Energy 8.159% 7/5/26                                                                            2,503,606          2,666,341
Midland Funding II 11.75% 7/23/05                                                                        294,249            311,340
Midwest Generation
   8.30% 7/2/09                                                                                        3,225,000          3,474,937
   =8.75% 5/1/34                                                                                       2,700,000          3,071,249

                                                                                                       PRINCIPAL          MARKET
                                                                                                     AMOUNT(U.S.$)      VALUE(U.S.$)
|X|Mirant Americas Generation 7.625% 5/1/06                                                            2,895,000          2,837,100
#NRG Energy 144A 8.00% 12/15/13                                                                        2,500,000          2,765,625
Orion Power Holdings 12.00% 5/1/10                                                                     1,250,000          1,581,250
=PSEG Energy Holdings 7.75% 4/16/07                                                                    1,515,000          1,628,625
=Reliant Energy 9.50% 7/15/13                                                                          1,595,000          1,802,350
|X|#USGen New England 144A 16.78% 1/2/15                                                               1,700,000          1,113,500
                                                                                                                       ------------
                                                                                                                         28,018,667
                                                                                                                       ------------
TOTAL CORPORATE BONDS (COST $268,089,093)                                                                               274,115,144
                                                                                                                       ============

FOREIGN BONDS- 16.14%
Bermuda- 0.31%
=Intelsat 6.50% 11/1/13                                                                                1,335,000          1,146,661
                                                                                                                       ------------
                                                                                                                          1,146,661
                                                                                                                       ------------
Brazil - 0.95%
*Republic of Brazil 3.063% 4/15/24                                                                     4,005,000          3,544,145
                                                                                                                       ------------
                                                                                                                          3,544,145
                                                                                                                       ------------
British Virgin Islands - 0.88%
=Chippac International 12.75% 8/1/09                                                                   3,075,000          3,305,625
                                                                                                                       ------------
                                                                                                                          3,305,625
                                                                                                                       ------------
Canada - 2.48 %
Abitibi-Consolidated
   6.95% 12/15/06                                                                                        380,000            397,100
   =8.55% 8/1/10                                                                                       2,060,000          2,266,000
#Hollinger 144A 12.875% 3/1/11                                                                           805,000            889,525
=#Jean Coutu Group 144A 8.50% 8/1/14                                                                   1,835,000          1,880,875
Rogers Cablesystems 10.00% 3/15/05                                                                     2,765,000          2,847,949
*#Secunda International 144A 9.76% 9/1/12                                                                990,000            980,100
                                                                                                                       ------------
                                                                                                                          9,261,549
                                                                                                                       ------------
Cayman Islands - 1.46%
=Bluewater Finance 10.25% 2/15/12                                                                      1,675,000          1,859,249
Petrobras International Finance 7.75% 9/15/14                                                          1,950,000          1,962,187
Vale Overseas Limited 8.25% 1/17/34                                                                    1,675,000          1,645,688
                                                                                                                       ------------
                                                                                                                          5,467,124
                                                                                                                       ------------
Dominican Republic - 0.69%
*Dominican Republic 2.438% 8/30/24                                                                     3,370,000          2,594,900
                                                                                                                       ------------
                                                                                                                          2,594,900
                                                                                                                       ------------
Ecuador - 0.93%
*Republic of Ecuador 8.00% 8/15/30                                                                     4,150,000          3,491,188
                                                                                                                       ------------
                                                                                                                          3,491,188
                                                                                                                       ------------
El Salvador - 0.56%
Republic of El Salvador 8.25% 4/10/32                                                                  2,070,000          2,097,835
                                                                                                                       ------------
                                                                                                                          2,097,835
                                                                                                                       ------------
France - 0.92%
=Rhodia 8.875% 6/1/11                                                                                  3,645,000          3,426,300
                                                                                                                       ------------
                                                                                                                          3,426,300
                                                                                                                       ------------
Germany - 0.68%
Sibneft 10.75% 1/15/09                                                                                 2,300,000          2,540,063
                                                                                                                       ------------
                                                                                                                          2,540,063
                                                                                                                       ------------
Ireland - 0.66%
Smurfit Capital Funding 7.50% 11/20/25                                                                 2,440,000          2,464,400
                                                                                                                       ------------
                                                                                                                          2,464,400
                                                                                                                       ------------
Liberia - 0.45%
Royal Caribbean Cruises 7.25% 3/15/18                                                                  1,535,000          1,676,988
                                                                                                                       ------------
                                                                                                                          1,676,988
                                                                                                                       ------------
Luxembourg - 0.42%
#BCP Caylux Holdings 144A 9.625% 6/15/14                                                               1,410,000          1,586,250
                                                                                                                       ------------
                                                                                                                          1,586,250
                                                                                                                       ------------
Marshall Island - 0.63%
OMI 7.625% 12/1/13                                                                                     2,225,000          2,361,281
                                                                                                                       ------------
                                                                                                                          2,361,281
                                                                                                                       ------------
Netherlands - 1.28%
#Kazkommerts International 144A 7.00% 11/3/09                                                          2,100,000          2,097,375
#New Skies Satellite 144A 9.125% 11/1/12                                                               2,635,000          2,707,463
                                                                                                                       ------------
                                                                                                                          4,804,838
                                                                                                                       ------------

                                                                                                       PRINCIPAL          MARKET
                                                                                                     AMOUNT(U.S.$)      VALUE(U.S.$)
Norway - 1.16%
Petroleum Geo-Services
   =8.00% 11/5/06                                                                                      1,311,967          1,338,206
   10.00% 11/5/10                                                                                      2,623,267          3,003,641
                                                                                                                       ------------
                                                                                                                          4,341,847
                                                                                                                       ------------
Russia - 0.49%
Russian Ministry of Finance 3.00% 5/14/11                                                              2,200,000          1,822,975
                                                                                                                          1,822,975
Ukraine - 0.31%
Ukraine Government 6.875% 3/4/11                                                                       1,135,000          1,144,940
                                                                                                                       ------------
                                                                                                                          1,144,940
                                                                                                                       ------------
Sweden - 0.88%
Stena 9.625% 12/1/12                                                                                   2,900,000          3,280,625
                                                                                                                       ------------
                                                                                                                          3,280,625
                                                                                                                       ------------
TOTAL FOREIGN BONDS (COST $59,242,890)                                                                                   60,359,534
                                                                                                                       ============

MUNICIPAL BONDS- 0.43%
New Jersey Economic Development Authority (Continental Airlines Project) 6.25% 9/15/29                 2,225,000          1,616,507
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (COST $1,887,901)                                                                                   1,616,507
                                                                                                                       ============

                                                                                                        NUMBER OF
                                                                                                          SHARES
COMMON STOCK- 1.09%
=+Foster Wheeler                                                                                          89,895             50,341
+Kmart Holdings                                                                                           17,150          1,578,487
MCI                                                                                                       32,736            564,696
+Petroleum Geo-Services ADR                                                                               16,177            742,812
=+XM Satellite Radio Class A                                                                              35,767          1,155,989
                                                                                                                       ------------
TOTAL COMMON STOCK (COST $1,917,364)                                                                                      4,092,325
                                                                                                                       ============

PREFERRED STOCK- 0.46%
Alamosa Delaware 7.50%                                                                                     2,290          1,730,041
                                                                                                                       ------------
TOTAL PREFERRED STOCK (COST $743,625)                                                                                     1,730,041
                                                                                                                       ============

CONVERTIBLE PREFERRED STOCK- 0.15%
Foster Wheeler Convertible Preferred Series B                                                                852            576,053
                                                                                                                       ------------
TOTAL CONVERTIBLE PREFERRED STOCK (COST $485,726)                                                                           576,053
                                                                                                                       ------------

WARRANTS- 0.07%
+#American Tower 144A, exercise price $0.01, expiration date 8/1/08                                        1,175            247,338
+#Horizon PCS 144A, exercise price $5.88, expiration date 10/1/10                                          7,300                 73
+#Solutia 144A, exercise price $7.59, expiration date 7/15/09                                              4,410                 44
                                                                                                                       ------------
TOTAL WARRANTS (COST $949,242)                                                                                              247,455
                                                                                                                       ============

                                                                                                   PRINCIPAL
                                                                                                   AMOUNT (U.S. $)

REPURCHASE AGREEMENTS- 1.75%
With BNP Paribas 1.77% 11/1/04
(dated 10/29/04, to be repurchased at $3,379,498,
collateralized by $3,475,000 U.S. Treasury
Bills due 3/24/05, market value $3,447,745)                                                           $3,379,000         3,379,000

With UBS Warburg 1.77% 11/1/04 (dated 10/29/04, to be repurchased at $3,147,464, collateralized by $543,000 U.S. Treasury Notes 1.625% due 10/31/05, market value
$543,615, $1,085,000 U.S. Treasury Notes 1.875% due 11/30/05, market value
$1,088,769 and $1,467,000 U.S. Treasury Notes 6.500% due 10/15/06,
market value $1,579,657)                                                                               3,147,000          3,147,000
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (COST $6,526,000)                                                                             6,526,000
                                                                                                                       ============

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 94.15%
   (COST $342,710,739)                                                                                                  352,190,549
                                                                                                                       ============

SECURITIES LENDING COLLATERAL - 20.84%**
Allied Irish Dublin 1.80% 11/10/04                                                                      3,114,884         3,114,858
Barclays London 1.92% 1/31/05                                                                             623,178           622,971
Bear Stearns 1.93% 3/18/05                                                                              2,806,323         2,809,402
Calyon 1.82% 4/19/05                                                                                    3,114,856         3,114,539

                                                                                                       PRINCIPAL          MARKET
                                                                                                     AMOUNT(U.S.$)      VALUE(U.S.$)

CDC IXIS 1.49% 11/12/04                                                                                 2,492,082         2,491,887
Corporate Asset Funding 1.75% 11/8/04                                                                   2,175,336         2,174,571
Credit Swiss First Boston NY 1.60% 12/13/04                                                             2,492,634         2,491,887
Deutsche Bank Financial 1.95% 2/22/05                                                                     623,045           623,289
Deutsche Bank London 1.96% 12/31/04                                                                     2,492,157         2,491,887
Fannie Mae 1.94% 12/29/04                                                                               2,488,419         2,480,368
Fortis Bank London 1.80% 11/10/04                                                                       2,803,396         2,803,373
General Electric Capital 1.93% 2/3/05                                                                     934,789           935,329
Goldman Sachs Group LP
   1.80% 12/21/04                                                                                       1,433,123         1,432,835
   2.06% 12/8/04                                                                                        1,463,983         1,463,983
Merrill Lynch Mortgage Capital 1.98% 11/12/04                                                           2,491,887         2,491,887
Morgan Stanley
   1.90% 11/1/04                                                                                        9,035,385         9,035,385
   1.96% 3/10/05                                                                                        2,491,787         2,491,887
   1.99% 11/29/05                                                                                         622,027           622,972
Nordea Bank New York 1.81%5/13/05                                                                       3,123,329         3,122,789
Pfizer 1.80% 11/29/05                                                                                   2,990,264         2,990,264
Proctor and Gamble 1.83% 11/29/05                                                                       3,114,858         3,114,858
Rabobank 1.88% 3/2/05                                                                                   3,114,704         3,114,469
Royal Bank of Canada 1.89% 6/27/05                                                                      3,114,887         3,114,235
Sigma Finance 1.82% 9/30/05                                                                             2,927,235         2,927,235
Societe Generale
   1.84% 6/14/05                                                                                        1,563,167         1,562,701
   1.96% 12/8/04                                                                                        2,491,657         2,491,731
Union Bank of Switzerland 1.13% 12/20/04                                                                3,117,384         3,114,858
Wachovia Bank N.A. 1.94% 11/15/04                                                                       2,492,190         2,492,422
Wells Fargo 1.84% 11/29/05                                                                              3,114,183         3,114,858
Wilmington Trust 2.05% 1/5/05                                                                           3,114,872         3,114,979
                                                                                                                       ------------
TOTAL SECURITIES LENDING COLLATERAL (COST $77,968,709)                                                                   77,968,709
                                                                                                                       ============

TOTAL MARKET VALUE OF SECURITIES- 114.99%                                                                             430,159,258##
  (COST $420,679,448)

OBLIGATIONS TO RETURN SECURITIES LENDING COLLATERAL - (20.84%)**                                                       (77,968,709)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 5.85%                                                      21,868,363
                                                                                                                       ============

NET ASSETS APPLICABLE TO 113,385,879 SHARES OUTSTANDING - 100.00%                                                      $374,058,912
                                                                                                                       ============

--------------------------------------------------------------------------------

^Step coupon bond.
#Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note #4 in "Notes."
*Variable Rate Notes - the interest rate shown is the rate as of October 31, 2004.
=Fully or partially on loan.
&The security is being fair valued in accordance with the Fund's fair valuation policy. See Note #1 in "Notes". At October 31, 2004, three securities were fair valued which represented 0.74% of the Fund's net assets.
+Non-income producing security for the period ended October 31, 2004. |X|Non-income producing security. Security is currently in default.
**See Note #3 in "Notes".
##Includes $77,678,652 of securities loaned.

 ADR - American Depositary Receipts
 CBO - Collateralized Bond Obligation
 NIM - Net Interest Margin
 REIT - Real Estate Investment Trust
--------------------------------------------------------------------------------
NOTES

1.   SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Income Funds - Delaware Delchester Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2.   INVESTMENTS
At October 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                $343,799,775
                                             ------------
Aggregate unrealized appreciation              18,386,425
Aggregate unrealized depreciation              (9,995,651)
                                             ------------
Net unrealized appreciation                  $  8,390,774
                                             ------------

For federal income tax purposes, at July 31, 2004, capital loss carryforwards of $658,650,224 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $143,083,139 expires in 2008, $284,053,994 expires in 2009, $211,481,773 expires in 2010 and $20,031,318 expires in 2011.


3.   SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement ("Lending Agreement") with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At October 31, 2004, the market value of securities on loan was $77,678,652, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral".

4.  CREDIT AND MARKET RISK
The Fund invests in high-yield fixed-income securities, which carry ratings of BB or lower by Standard & Poor's Rating Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE EXTENDED DURATION BOND FUND
------------------------------------

October 31, 2004

                                                                                                        PRINCIPAL          MARKET
                                                                                                         AMOUNT**           VALUE
AGENCY MORTGAGE-BACKED SECURITIES- 0.43%
Fannie Mae S.F. 30 yr 5.50% 3/1/29                                                               USD    $331,468           $338,926
                                                                                                                        -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $328,308)                                                                     338,926
                                                                                                                        ===========

AGENCY OBLIGATION- 1.65%
Fannie Mae 5.125% 1/2/14                                                                               1,270,000          1,307,244
                                                                                                                        -----------
TOTAL AGENCY OBLIGATION (COST $1,261,339)                                                                                 1,307,244
                                                                                                                        ===========

ASSET-BACKED SECURITIES- 2.97%
^Carlyle High Yield Partners Series 2001 B1 8.00% 5/31/07                                              1,000,000          1,000,000
Citibank Credit Card Issuance Trust 2003-A7 A7 4.15% 7/7/17                                              150,000            144,734
#GSAA 2004-4N Note 144A 6.25% 5/25/34                                                                    140,000            141,020
#Home Equity Asset Trust 2003-7N A 144A 5.25% 4/27/34                                                    101,306            101,306
Mid-State Trust 2011-A1 4.864% 7/15/38 Series 11 A1                                                       78,320             77,943
PPSI 2004-WF1 M9 5.57% 12/25/34                                                                          405,000            405,000
#Sharp NIM Trust
    2003-HE1N 144A 6.90% 11/25/33                                                                         48,892             49,156
    2004-2N 144A 7.00% 1/25/34                                                                           148,759            148,759
#Sky Financial Medical Loan Securitization 2002-A A2 144A 6.705% 7/16/18                                 265,000            284,876
                                                                                                                        -----------
TOTAL ASSET BACKED SECURITIES (COST $2,602,339)                                                                           2,352,794
                                                                                                                        ===========

COLLATERALIZED MORTGAGE OBLIGATIONS- 0.70%
GNMA 2003-5 B 4.486% 10/16/25                                                                            160,000            162,700
+Greenwich Capital Commercial Funding 2004-GG1 A7 5.317% 6/10/36                                         265,000            277,834
#Merrill Lynch Mortgage Trust 2002-MW1 J 144A 5.695% 7/12/34                                             110,000            106,990
                                                                                                                        -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $512,055)                                                                   547,524
                                                                                                                        ===========

CORPORATE BONDS- 65.57%
Automobiles & Automotive Parts - 3.71%
DaimlerChrysler Holdings 8.50% 1/18/31                                                                   500,000            620,176
Ford Motor 7.45% 7/16/31                                                                               1,105,000          1,079,202
General Motors
   7.125% 7/15/13                                                                                        260,000            270,197
   8.375% 7/15/33                                                                                        930,000            970,438
                                                                                                                        -----------
                                                                                                                          2,940,013
                                                                                                                        -----------
Banking - 2.88%
Bank of America 4.375% 12/1/10                                                                           445,000            451,711
Deutsche Bank Financial 5.375% 3/2/15                                                                    380,000            397,026
PNC Funding 5.25% 11/15/15                                                                               165,000            169,378
Popular North America Capital Trust 6.564% 9/15/34                                                       380,000            392,345
+#Rabobank Capital Funding II 144A 5.26% 12/29/49                                                        305,000            313,395
+RBS Capital Trust I 4.709% 12/29/49                                                                     285,000            279,328
Wilmington Trust 4.875% 4/15/13                                                                          275,000            275,749
                                                                                                                        -----------
                                                                                                                          2,278,932
                                                                                                                        -----------
Building & Materials - 0.26%
#Lone Star Industries 144A 8.85% 6/15/05                                                                 200,000            205,462
                                                                                                                            205,462
Business Services - 0.80%
Corrections Corporation of America 7.50% 5/1/11                                                          405,000            439,931
PHH 7.125% 3/1/13                                                                                        170,000            193,674
                                                                                                                        -----------
                                                                                                                            633,605
                                                                                                                        -----------
Cable, Media & Publishing - 1.97%
Comcast Cable Communications Holdings 8.375% 3/15/13                                                     425,000            522,250
CSC Holdings 10.50% 5/15/16                                                                              205,000            235,238
InterActiveCorp 7.00% 1/15/13                                                                            335,000            371,151
Lodgenet Entertainment 9.50% 6/15/13                                                                      60,000             65,850
Time Warner Entertainment 8.375% 3/15/23                                                                 295,000            362,134
                                                                                                                        -----------
                                                                                                                          1,556,623
                                                                                                                        -----------

                                                                                                        PRINCIPAL          MARKET
                                                                                                         AMOUNT**           VALUE
Chemicals - 0.83%
IMC Global 7.375% 8/1/18                                                                                 200,000            211,000
Lubrizol 6.50% 10/1/34                                                                                   220,000            222,455
Witco 7.75% 4/1/23                                                                                       235,000            220,900
                                                                                                                        -----------
                                                                                                                            654,355
                                                                                                                        -----------
Computers & Technology - 0.63%
Dell 7.10% 4/15/28                                                                                       420,000            502,604
                                                                                                                        -----------
                                                                                                                            502,604
                                                                                                                        -----------
Consumer Products - 0.29%
#Johnson (SC) & Son 144A 5.75% 2/15/33                                                                   225,000            228,937
                                                                                                                        -----------
                                                                                                                            228,937
                                                                                                                        -----------
Diversified Manufacturing - 0.66%
General Electric 5.00% 2/1/13                                                                            505,000            524,355
                                                                                                                        -----------
                                                                                                                            524,355
                                                                                                                        -----------
Electronics & Electrical Equipment - 1.25%
#Freescale Semiconductor 144A 6.875% 7/15/11                                                             275,000            292,875
Jabil Circuit 5.875% 7/15/10                                                                             660,000            694,639
                                                                                                                        -----------
                                                                                                                            987,514
                                                                                                                        -----------
Energy - 6.24%
Buckeye Partners 5.30% 10/15/14                                                                          150,000            153,075
ConocoPhillips 5.90% 10/15/32                                                                            500,000            521,409
Duke Capital 5.668% 8/15/14                                                                              380,000            394,220
Enterprise Products Partners 7.50% 2/1/11                                                                180,000            206,756
Halliburton 5.50% 10/15/10                                                                               835,000            884,062
Hornbeck Offshore Services 10.625% 8/1/08                                                                170,000            188,275
Kinder Morgan Energy Partners 7.75% 3/15/32                                                              490,000            591,262
Sunoco 4.875% 10/15/14                                                                                   355,000            354,419
Tesoro Petroleum 8.00% 4/15/08                                                                           455,000            497,088
Union Pacific Resources 7.15% 5/15/28                                                                    600,000            706,289
Valero Logistics Operations 6.05% 3/15/13                                                                420,000            451,158
                                                                                                                        -----------
                                                                                                                          4,948,013
                                                                                                                        -----------
Farming & Agricultural - 1.09%
Altria Group 7.65% 7/1/08                                                                                295,000            321,313
UST 6.625% 7/15/12                                                                                       475,000            537,472
                                                                                                                        -----------
                                                                                                                            858,785
                                                                                                                        -----------
Finance - 10.53%
Bear Stearns 4.65% 7/2/18                                                                                600,000            566,717
Citigroup 6.875% 2/15/98                                                                                 750,000            846,913
Core Investment Grade Bond Trust I 4.727% 11/30/07                                                     1,360,000          1,406,579
#FMR 144A 7.57% 6/15/29                                                                                  350,000            430,899
Ford Motor Credit 7.00% 10/1/13                                                                          200,000            211,562
General Electric Capital 5.45% 1/15/13                                                                   235,000            251,269
Goldman Sachs Group
   5.25% 10/15/13                                                                                        240,000            246,136
   6.125% 2/15/33                                                                                        455,000            465,534
   6.345% 2/15/34                                                                                      1,140,000          1,165,733
Household Finance 7.625% 5/17/32                                                                         500,000            622,701
JP Morgan Chase
   5.125% 9/15/14                                                                                        250,000            254,509
   5.25% 5/1/15                                                                                          295,000            302,292
MBNA 5.00% 6/15/15                                                                                       375,000            372,085
Morgan Stanley
   5.30% 3/1/13                                                                                           35,000             36,402
   7.25% 4/1/32                                                                                          390,000            470,866
Travelers Capital III 7.625% 12/1/36                                                                     581,000            703,172
                                                                                                                        -----------
                                                                                                                          8,353,369
                                                                                                                        -----------
Food, Beverage & Tobacco - 2.72%
Great Atlantic & Pacific Tea 7.75% 4/15/07                                                               335,000            316,575
Kraft Foods
   5.625% 11/1/11                                                                                        215,000            229,412
   6.50% 11/1/31                                                                                         500,000            548,540
#Miller Brewing 144A 5.50% 8/15/13                                                                       525,000            552,006
Wendy's International 6.25% 11/15/11                                                                     455,000            505,395
                                                                                                                        -----------
                                                                                                                          2,151,928
                                                                                                                        -----------

                                                                                                        PRINCIPAL          MARKET
                                                                                                         AMOUNT**           VALUE
Healthcare & Pharmaceuticals - 4.11%
Boston Scientific 5.45% 6/15/14                                                                          510,000            537,078
HCA 6.25% 2/15/13                                                                                        390,000            393,589
Medco Health Solutions 7.25% 8/15/13                                                                   1,065,000          1,185,091
Pfizer 4.50% 2/15/14                                                                                     330,000            331,848
+Schering-Plough 6.50% 12/1/33                                                                           605,000            667,595
Wyeth 5.50% 2/1/14                                                                                       140,000            143,712
                                                                                                                        -----------
                                                                                                                          3,258,913
                                                                                                                        -----------
Insurance - 2.82%
American RE 7.45% 12/15/26                                                                               155,000            168,862
#Farmers Insurance Exchange 144A 8.625% 5/1/24                                                           680,000            794,960
#Liberty Mutual 144A 7.00% 3/15/34                                                                       155,000            156,629
Metlife 6.375% 6/15/34                                                                                   500,000            534,935
#Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                          210,000            246,726
#New York Life Insurance 144A 5.875% 5/15/33                                                             295,000            302,982
UnumProvident 7.375% 6/15/32                                                                              35,000             33,169
                                                                                                                        -----------
                                                                                                                          2,238,263
                                                                                                                        -----------
Leisure, Lodging & Entertainment - 0.10%
Boyd Gaming 9.25% 8/1/09                                                                                  70,000             76,650
                                                                                                                        -----------
                                                                                                                             76,650
                                                                                                                        -----------
Metals & Mining - 0.94%
Phelps Dodge 9.50% 6/1/31                                                                                500,000            744,995
                                                                                                                        -----------
                                                                                                                            744,995
                                                                                                                        -----------
Packaging & Containers - 0.25%
#Sealed Air 144A 5.625% 7/15/13                                                                          190,000            195,912
                                                                                                                        -----------
                                                                                                                            195,912
                                                                                                                        -----------
Paper & Forest Products - 0.40%
Bowater 6.50% 6/15/13                                                                                    315,000            317,389
                                                                                                                        -----------
                                                                                                                            317,389
                                                                                                                        -----------
Retail - 1.49%
Kohl's 7.25% 6/1/29                                                                                      600,000            714,496
Michaels Stores 9.25% 7/1/09                                                                             130,000            140,888
Office Depot 6.25% 8/15/13                                                                               300,000            322,504
                                                                                                                        -----------
                                                                                                                          1,177,888
                                                                                                                        -----------
Shopping Center REIT's - 0.30%
Developers Diversified Realty 4.625% 8/1/10                                                              235,000            235,900
                                                                                                                        -----------
                                                                                                                            235,900
                                                                                                                        -----------
Telecommunications - 9.74%
+AT&T 8.75% 11/15/31                                                                                     350,000            406,875
AT&T Wireless Service 8.75% 3/1/31                                                                       900,000          1,211,955
BellSouth 5.20% 9/15/14                                                                                  375,000            383,283
Citizens Communications 9.00% 8/15/31                                                                  1,000,000          1,072,500
MCI 5.908% 5/1/07                                                                                        325,000            325,000
Motorola 6.50% 11/15/28                                                                                  950,000          1,003,764
#Qwest 144A 7.875% 9/1/11                                                                                170,000            181,900
SBC Communications
   5.10% 9/15/14                                                                                       1,000,000          1,008,894
   6.15% 9/15/34                                                                                         495,000            501,758
Sprint Capital
   6.375% 5/1/09                                                                                         205,000            225,333
   8.375% 3/15/12                                                                                        145,000            178,210
   8.75% 3/15/32                                                                                         930,000          1,222,315
                                                                                                                        -----------
                                                                                                                          7,721,787
                                                                                                                        -----------
Transportation & Shipping - 1.82%
American Airlines 6.817% 5/23/11                                                                         565,000            504,222
Continental Airlines
   6.503% 6/15/11                                                                                        725,000            680,486
   7.033% 6/15/11                                                                                        133,871            103,441
Delta Air Lines
   7.299% 9/18/06                                                                                        115,000             69,009
   7.779% 11/18/05                                                                                       110,000             82,512
                                                                                                                        -----------
                                                                                                                          1,439,670
                                                                                                                        -----------
Utilities - 9.74%
Atmos Energy 5.125% 1/15/13                                                                              165,000            169,331
Avista
   7.75% 1/1/07                                                                                          310,000            337,415
   9.75% 6/1/08                                                                                          250,000            296,336


                                                                                                        PRINCIPAL          MARKET
                                                                                                         AMOUNT**           VALUE
+Avista Capital Trust II 6.50% 4/1/34                                                                    295,000            302,006
CenterPoint Energy Houston Electric 5.60% 7/1/23                                                         600,000            599,949
Detroit Edison 6.35% 10/15/32                                                                            500,000            547,379
Dominion Resources 7.195% 9/15/14                                                                        230,000            267,287
Exelon Generation 6.95% 6/15/11                                                                          435,000            496,070
#Monongahela Power 144A 6.70% 6/15/14                                                                    230,000            253,713
Oncor Electric Delivery 7.25% 1/15/33                                                                    325,000            391,560
Pacific Gas & Electric 6.05% 3/1/34                                                                    1,090,000          1,126,524
Potomac Edison 8.00% 6/1/24                                                                              560,000            579,600
PSEG Energy Holdings 7.75% 4/16/07                                                                       335,000            360,125
PSEG Power 8.625% 4/15/31                                                                                250,000            323,579
Southern California Edison 6.00% 1/15/34                                                                 580,000            614,845
TECO Energy 7.20% 5/1/11                                                                                 410,000            448,950
TNP Enterprises 10.25% 4/1/10                                                                            245,000            264,600
TXU Energy 7.00% 3/15/13                                                                                 305,000            346,848
                                                                                                                        -----------
                                                                                                                          7,726,117
                                                                                                                        -----------
TOTAL CORPORATE BONDS (COST $49,607,079)                                                                                 51,957,979
                                                                                                                        ===========

FOREIGN BONDS - 15.97%
Australia - 0.43%
#Mantis Reef 144A 4.799% 11/3/09                                                                 USD     340,000            341,258
                                                                                                                        -----------
                                                                                                                            341,258
                                                                                                                        -----------
Bermuda - 1.23%
Intelsat 6.50% 11/1/13                                                                           USD     180,000            154,606
+#Oil Insurance 144A 5.15% 8/15/33                                                               USD     800,000            817,430
                                                                                                                        -----------
                                                                                                                            972,036
                                                                                                                        -----------
Brazil - 0.65%
+Federal Republic of Brazil 6.00% 4/15/24                                                        USD     575,000            517,352
                                                                                                                        -----------
                                                                                                                            517,352
                                                                                                                        -----------
Canada - 2.00%
Abitbi-Consolidated 6.95% 12/15/06                                                               USD     470,000            491,150
EnCana 6.50% 8/15/34                                                                             USD     650,000            710,157
Thomson 5.25% 8/15/13                                                                            USD     225,000            234,891
Western Oil Sands 8.375% 5/1/12                                                                  USD     135,000            158,119
                                                                                                                        -----------
                                                                                                                          1,594,317
                                                                                                                        -----------
Cayman Islands - 2.28%
^+Evergreen Funding 1.95% 11/15/10                                                               USD     319,924            307,127
^#Juniper CBO 1999-1A A1 144A 6.83% 4/15/11                                                      USD     229,619            237,369
#Mizuho Finance Group 144A 5.79% 4/15/14                                                         USD     955,000            995,531
^#Putnam CBO II 144A 6.875% 11/8/09                                                              USD     258,990            264,170
                                                                                                                        -----------
                                                                                                                          1,804,197
                                                                                                                        -----------
Colombia - 0.29%
Republic of Colombia 10.75% 1/15/13                                                              USD     200,000            232,600
                                                                                                                        -----------
                                                                                                                            232,600
                                                                                                                        -----------
Dominican Republic - 0.30%
+Dominican Republic 2.438% 8/30/24                                                               USD     305,000            234,850
                                                                                                                        -----------
                                                                                                                            234,850
                                                                                                                        -----------
Ecuador - 1.12%
+Republic of Ecuador 8.00% 8/15/30                                                               USD   1,055,000            887,519
                                                                                                                        -----------
                                                                                                                            887,519
                                                                                                                        -----------
France - 1.34%
France Telecom 9.50% 3/1/31                                                                      USD     785,000          1,062,836
                                                                                                                        -----------
                                                                                                                          1,062,836
                                                                                                                        -----------
Germany - 2.32%
Deutsche Bundesrepublik 5.00% 7/4/11                                                             EUR     960,000          1,326,658
Sibneft
     10.75% 1/15/09                                                                              USD     410,000            452,794
     11.50% 2/13/07                                                                              USD      55,000             60,286
                                                                                                                        -----------
                                                                                                                          1,839,738
                                                                                                                        -----------
Luxembourg - 0.66%
Telecom Italia Capital 6.375% 11/15/33                                                           USD    $500,000            520,682
                                                                                                                        -----------
                                                                                                                            520,682
                                                                                                                        -----------
Mexico - 0.46%
#America Movil SA de CV 144A 5.75% 1/15/15                                                       USD     365,000            364,485
                                                                                                                        -----------
                                                                                                                            364,485
                                                                                                                        -----------


                                                                                                        PRINCIPAL          MARKET
                                                                                                         AMOUNT**           VALUE
Norway - 0.28%
Petroleum Geo-Services 8.00% 11/5/06                                                             USD     220,000            224,400
                                                                                                                        -----------
                                                                                                                            224,400
                                                                                                                        -----------
Russia - 0.31%
#Russian Paris Club Participation Note 144A 2.125% 8/20/20                                       JPY  30,559,164            245,849
                                                                                                                        -----------
                                                                                                                            245,849
                                                                                                                        -----------
Singapore - 0.40%
+#United Overseas Bank 144A 5.375% 9/3/19                                                        USD     305,000            314,305
                                                                                                                        -----------
                                                                                                                            314,305
                                                                                                                        -----------
Supranational - 0.57%
#Central American Bank for Economic Integration 144A 6.75% 4/15/13                               USD     225,000            252,551
International Finance 6.75% 7/15/09                                                              NZD     280,000            195,575
                                                                                                                        -----------
                                                                                                                            448,126
                                                                                                                        -----------
United Kingdom - 1.33%
British Telecommunications 8.875% 12/15/30                                                       USD     500,000            670,261
United Kingdom Gilt 4.00% 3/7/09                                                                 GBP     215,000            384,137
                                                                                                                        -----------
                                                                                                                          1,054,398
                                                                                                                        -----------
TOTAL FOREIGN BONDS (COST $11,973,774)                                                                                   12,658,948
                                                                                                                        ===========

MUNICIPAL BONDS- 4.19%
California State 5.00% 2/1/33                                                                    USD     180,000            183,632
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series
B 5.625% 6/1/38                                                                                          135,000            144,079
Colorado Department of Transportation Revenue 5.00% 12/15/13 (FGIC)                                      445,000            498,155
Illinois State 5.10% 6/1/33                                                                              355,000            342,515
Metropolitan Washington Airport Authority 5.00% 10/1/34 (FSA) (AMT)                                      710,000            719,734
Oregon State 5.892% 6/1/27                                                                               410,000            442,062
Puerto Rico Public Buildings Authority Revenue 5.25% 7/1/33                                              295,000            309,110
Sales Tax Asset Receivable 5.25% 10/15/27 (AMBAC)                                                        210,000            225,935
West Virginia Economic Development Authority
   5.37% 7/1/20                                                                                           60,000             61,821
   6.07% 7/1/26                                                                                          200,000            211,774
Wisconsin State 5.70% 5/1/26                                                                             170,000            178,821
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $3,213,039)                                                                                   3,317,638
                                                                                                                        ===========

U.S. TREASURY OBLIGATIONS- 6.89%
U.S. Treasury Bonds
   2.50% 9/30/06                                                                                           2,000              1,999
   3.375% 10/15/09                                                                                       280,000            281,159
   4.25% 8/15/14                                                                                       3,030,000          3,084,447
++5.25% 11/15/28                                                                                         350,000            369,059
   5.375% 2/15/31                                                                                        980,000          1,064,717
                                                                                                                        -----------
                                                                                                                          4,801,381
                                                                                                                        -----------
U.S. Treasury Inflation Index Notes
   2.00% 7/15/14                                                                                         306,620            317,303
   2.375% 1/15/25                                                                                        165,876            173,574
   3.00% 7/15/12                                                                                         147,550            165,233
                                                                                                                            656,110
                                                                                                                        -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $5,423,450)                                                                         5,457,491
                                                                                                                        ===========

[Solid Box]SENIOR SECURED LOANS- 3.35%
CenterPoint Energy Bank Loan 12.75% 11/12/05                                                           1,000,000          1,095,000
NRG Energy Bank Loan Tranch B 5.11% 5/8/10                                                               172,819            178,004
Qwest Communications Bank Loan 6.95% 6/30/10 Tranch B                                                  1,400,000          1,386,000
                                                                                                                        -----------
TOTAL SENIOR SECURED LOANS (COST $2,611,944)                                                                              2,659,004
                                                                                                                        ===========
                                                                                                           NUMBER
                                                                                                        OF SHARES

PREFERRED STOCK- 0.42%
Nexen 7.35%                                                                                               12,935            336,310
TNP Enterprises PIK 14.50%                                                                                     1              1,037
                                                                                                                        -----------
TOTAL PREFERRED STOCK (COST $324,415)                                                                                       337,347
                                                                                                                        ===========

WARRANT- 0.00%
*#Solutia 144A                                                                                               550                  6
                                                                                                                        -----------
TOTAL WARRANT (COST $46,787)                                                                                                      6
                                                                                                                        ===========
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT


TOTAL MARKET VALUE OF SECURITIES - 102.14%
   (cost $77,904,529)                                                                                                    80,934,901

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (2.14%)                                                    (1,693,995)
                                                                                                                        ===========
NET ASSETS APPLICABLE TO 13,066,152 SHARES OUTSTANDING - 100.00%                                                        $79,240,906
                                                                                                                        ===========

--------------------------------------------------------------------------------
[Solid Box]Senior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR') and
(iii) the certificate of deposit rate. Senior Secured Loans may be subjects to restrictions on resale.
*Non-income producing security for the period ended October 31, 2004. **Principal amount shown is stated in the currency in which each bond is denominated.
#Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note #5 in "Notes."
^The security is being fair valued in accordance with the Fund's fair valuation policy. At October 31, 2004, there were four fair valued securities which represented 2.28% of the Fund's Net Assets. See Note #1 in "Notes."
+Variable Rate Note - the interest rate shown is the rate as of October 31, 2004.
++Fully or partially pledged as collateral for financial futures contracts.


SUMMARY OF ABBREVIATIONS
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CBO - Collateralized Bond Obligation
EUR - European Monetary Unit
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by the Financial Security Assurance
GBP - British Pound Sterling
GNMA - Government National Mortgage Association
JPY - Japanese Yen
NIM - Net Interest Margin
NZD - New Zealand Dollar
PIK - Pay-in-kind
REIT - Real Estate Investment Trust
S.F. - Single Family
USD - U.S. Dollar

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Income Funds - Delaware Extended Duration Bond Fund (the "Fund").

SECURITY VALUATION- Equity securities, except those traded on the Nasdaq Stock Markets, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not readily available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING- Investment income and common expenses are allocated to the classes of the Fund is on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS- Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gains on investments, if any, annually.

2. INVESTMENTS
At October 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                 $77,951,357
                                              -----------
Aggregate unrealized appreciation               3,421,355
Aggregate unrealized depreciation                (437,811)
                                              -----------
Net unrealized appreciation                   $ 2,983,544
                                              -----------

3. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets.

The following forward foreign currency exchange contract was outstanding at October 31, 2004:

                                                                                 Unrealized
Contracts to Deliver             In Exchange for      Settlement Date            Depreciation
--------------------             ---------------      ---------------            ------------
210,000  British Pounds           US $375,543         December 29, 2004            $(7,439)

4. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets.


Financial futures contracts open at October 31, 2004 were as follows:

Contracts                                   Notional Cost                                        Unrealized
To Buy/(Sell)                               (Proceeds)                 Expiration Date           Gain/Loss
------------------------------------------------------------------------------------------------------------
6 U.S. Treasury 10 year Note                 $    670,539              December 2004            $  10,836
(160) U.S. Treasury 2 year Notes              (16,933,230)             December 2004               (8,020)
159 U.S. Treasury Long Bond                    17,666,194              December 2004              434,962
                                                                                                 --------
                                                                                                 $437,778
                                                                                                 --------

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

5. CREDIT AND MARKET RISK
The Fund may invest in high-yield fixed-income securities, which carry ratings of BB or lower by Standard and Poor's Rating Group and/or Ba or lower by Moody's Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE HIGH-YIELD OPPORTUNITIES FUND
--------------------------------------

October 31, 2004

                                                                                                      PRINCIPAL           MARKET
                                                                                                      AMOUNT(U.S.$)    VALUE(U.S.$)
ASSET-BACKED SECURITIES- 0.49%
#Master NIM Trust 2003-OPT2 144A 9.79% 5/26/33                                                           $23,674            $23,695
*&#Merrill Lynch CBO VII 1997-C3A 144A 2.305% 3/23/08                                                    454,803            263,786
&#South Street CBO 1999-1A A1 144A 7.16% 7/1/11                                                          155,042            155,042
                                                                                                                        -----------
TOTAL ASSET-BACKED SECURITIES (COST $425,084)                                                                               442,523

CORPORATE BONDS- 71.88%
Aerospace & Defense - 0.52%
Armor Holdings 8.25% 8/15/13                                                                             420,000            464,100
                                                                                                                        -----------
                                                                                                                            464,100
                                                                                                                        -----------
Airlines - 0.18%
Delta Air Lines
   7.299% 9/18/06                                                                                         55,000             33,004
   7.779% 11/18/05                                                                                       175,000            131,270
                                                                                                                        -----------
                                                                                                                            164,274
                                                                                                                        -----------
Automobiles & Automotive Parts - 1.43%
^Advanced Accessory Holdings 0.00% 12/15/11                                                              775,000            282,875
Advanced Accessory Systems 10.75% 6/15/11                                                                325,000            297,375
Aearo 8.25% 4/15/12                                                                                      225,000            234,000
#Collins & Aikman Products 144A 12.875% 8/15/12                                                          525,000            456,750
+Venture Holdings Trust 12.00% 6/1/09                                                                    475,000              2,969
                                                                                                                        -----------
                                                                                                                          1,273,969
                                                                                                                        -----------
Banking, Finance & Insurance - 1.71%
#E TRADE Financial 144A 8.00% 6/15/11                                                                    900,000            954,000
#Farmers Exchange Capital 144A 7.20% 7/15/48                                                             365,000            366,701
#LaBranche 144A 11.00% 5/15/12                                                                           200,000            206,250
                                                                                                                        -----------
                                                                                                                          1,526,951
                                                                                                                        -----------
Building & Materials - 1.24%
Foster Wheeler 10.359% 9/15/11                                                                           262,500            278,250
Interline Brands 11.50% 5/15/11                                                                          540,000            602,100
#Lone Star Industries 144A 8.85% 6/15/05                                                                 220,000            226,008
                                                                                                                        -----------
                                                                                                                          1,106,358
                                                                                                                        -----------
Business Services - 0.84%
Adesa 7.625% 6/15/12                                                                                     325,000            341,250
Brickman Group 11.75% 12/15/09                                                                            75,000             87,000
Corrections Corporation of America
   7.50% 5/1/11                                                                                          165,000            179,231
   9.875% 5/1/09                                                                                         125,000            141,250
                                                                                                                        -----------
                                                                                                                            748,731
                                                                                                                        -----------
Cable, Media & Publishing - 14.31%
+Adelphia Communications 8.125% 7/15/03                                                                  800,000            680,000
American Media Operation 10.25% 5/1/09                                                                   270,000            285,525
#Atlantic Broadband Finance 144A 9.375% 1/15/14                                                          185,000            174,131
*Avalon Cable 11.875% 12/1/08                                                                            740,497            779,373
Charter Communications Holdings
   ^0.00% 1/15/12                                                                                      1,300,000            770,250
   10.75% 10/1/09                                                                                      1,085,000            922,250
CSC Holdings
   7.875% 12/15/07                                                                                       475,000            514,188
   10.50% 5/15/16                                                                                        950,000          1,090,124
Dex Media Finance West 9.875% 8/15/13                                                                    290,000            344,375
Echostar DDS 5.75% 10/1/08                                                                             1,300,000          1,335,749
Insight Midwest 10.50% 11/1/10                                                                         1,275,000          1,418,437
Lodgenet Entertainment 9.50% 6/15/13                                                                     850,000            932,875
Mediacom Broadband 11.00% 7/15/13                                                                        400,000            432,000
Mediacom LLC/Mediacom Capital 8.50% 4/15/08                                                              455,000            469,788
Nextmedia Operating 10.75% 7/1/11                                                                        350,000            394,188


                                                                                                      PRINCIPAL           MARKET
                                                                                                      AMOUNT(U.S.$)    VALUE(U.S.$)
PEI Holdings 11.00% 3/15/10                                                                              450,000            524,813
#Sheridan Acquisition 144A 10.25% 8/15/11                                                                365,000            397,850
#Warner Music Group 144A 7.375% 4/15/14                                                                  540,000            557,550
XM Satellite Radio 12.00% 6/15/10                                                                        650,000            768,625
                                                                                                                        -----------
                                                                                                                         12,792,091
                                                                                                                        -----------
Chemicals - 3.79%
*#Borden US Finance/Nova Scotia 144A 6.82% 7/15/10                                                       450,000            471,375
#Huntsman 144A 11.50% 7/15/12                                                                            675,000            762,750
Huntsman International 10.125% 7/1/09                                                                    475,000            501,125
Lyondell Chemical 9.875% 5/1/07                                                                          240,000            255,000
Nalco 8.875% 11/15/13                                                                                    440,000            484,550
+Solutia 6.72% 10/15/37                                                                                  910,000            577,850
Witco
   6.875% 2/1/26                                                                                         300,000            267,000
   7.75% 4/1/23                                                                                           75,000             70,500
                                                                                                                        -----------
                                                                                                                          3,390,150
                                                                                                                        -----------
Computers & Technology - 0.48%
Stratus Technologies 10.375% 12/1/08                                                                     500,000            427,500
                                                                                                                        -----------
                                                                                                                            427,500
                                                                                                                        -----------
Consumer Products - 0.45%
#Ames True Temper 144A 10.00% 7/15/12                                                                    375,000            403,125
                                                                                                                        -----------
                                                                                                                            403,125
                                                                                                                        -----------
Electronics & Electrical Equipment - 0.88%
#Advanced Micro 144A 7.75% 11/1/12                                                                       785,000            790,888
                                                                                                                        -----------
                                                                                                                            790,888
                                                                                                                        -----------
Energy - 3.33%
#Dynegy Holdings 144A 10.125% 7/15/13                                                                    710,000            830,699
El Paso Natural Gas 7.625% 8/1/10                                                                        230,000            249,838
El Paso Production Holding 7.75% 6/1/13                                                                  575,000            602,313
#Hilcorp Energy Finance 144A 10.50% 9/1/10                                                               470,000            532,275
Hornbeck Offshore Services 10.625% 8/1/08                                                                420,000            465,150
Tennessee Gas Pipeline 8.375% 6/15/32                                                                   $270,000            292,950
                                                                                                                        -----------
                                                                                                                          2,973,225
                                                                                                                        -----------
Environmental Services - 1.56%
#Geo Sub 144A 11.00% 5/15/12                                                                             600,000            579,000
IESI 10.25% 6/15/12                                                                                      750,000            813,750
                                                                                                                        -----------
                                                                                                                          1,392,750
                                                                                                                        -----------
Food, Beverage & Tobacco - 1.76%
#Commonwealth Brands 144A 10.625% 9/1/08                                                                 530,000            559,150
Cott Beverages 8.00% 12/15/11                                                                             75,000             82,313
Gold Kist Inc 10.25% 3/15/14                                                                             125,000            140,625
Great Atlantic & Pacific Tea 7.75% 4/15/07                                                               200,000            189,000
#Le-Natures 144A 10.00% 6/15/13                                                                          545,000            604,950
                                                                                                                        -----------
                                                                                                                          1,576,038
                                                                                                                        -----------
Healthcare & Pharmaceuticals - 3.68%
Ameripath 10.50% 4/1/13                                                                                  655,000            645,175
#Inverness Medical 144A 8.75% 2/15/12                                                                    250,000            258,750
Province Healthcare 7.50% 6/1/13                                                                         625,000            709,375
Universal Hospital Services 10.125% 11/1/11                                                              710,000            727,750
#US Oncology 144A 10.75% 8/15/14                                                                         275,000            301,125
^#Vanguard Health 144A 0.00% 10/1/15                                                                   1,100,000            643,500
                                                                                                                        -----------
                                                                                                                          3,285,675
                                                                                                                        -----------
Leisure, Lodging & Entertainment - 7.88%
Ameristar Casinos 10.75% 2/15/09                                                                         750,000            858,750
Boyd Gaming 9.25% 8/1/09                                                                                 750,000            821,250
Mandalay Resort Group 10.25% 8/1/07                                                                      765,000            875,925
MGM Mirage 9.75% 6/1/07                                                                                  375,000            423,750
Park Place Entertainment 8.50% 11/15/06                                                                  175,000            193,375
Penn National Gaming 11.125% 3/1/08                                                                      875,000            950,469
^Town Sports International 0.00% 2/1/14                                                                1,000,000            535,000
True Temper Sports 8.375% 9/15/11                                                                        305,000            279,075
Venetian Casino Resort 11.00% 6/15/10                                                                    975,000          1,124,905
Wheeling Island Gaming 10.125% 12/15/09                                                                  915,000            979,050
                                                                                                                        -----------
                                                                                                                          7,041,549
                                                                                                                        -----------


                                                                                                      PRINCIPAL           MARKET
                                                                                                      AMOUNT(U.S.$)    VALUE(U.S.$)
Metals & Mining - 0.26%
#Imco Recycling 144A 9.00% 11/15/14                                                                      230,000            230,000
                                                                                                                        -----------
                                                                                                                            230,000
                                                                                                                        -----------
Packaging & Containers - 3.53%
AEP Industries 9.875% 11/15/07                                                                           690,000            705,525
#Graham Packaging 144A 9.875% 10/15/14                                                                   800,000            852,000
#Port Townsend Paper 144A 11.00% 4/15/11                                                                 585,000            625,950
Portola Packaging 8.25% 2/1/12                                                                           625,000            493,750
Radnor Holdings
   11.00% 3/15/10                                                                                        270,000            209,250
   *#144A 8.82% 4/15/09                                                                                  270,000            265,950
                                                                                                                        -----------
                                                                                                                          3,152,425
                                                                                                                        -----------
Paper & Forest Products - 5.30%
#Boise Cascade 144A 7.125% 10/15/14                                                                      400,000            419,523
Bowater 9.00% 8/1/09                                                                                     725,000            817,355
Buckeye Technologies 8.00% 10/15/10                                                                      325,000            333,125
Fort James 7.75% 11/15/23                                                                              1,550,000          1,794,126
#Newark Group 144A 9.75% 3/15/14                                                                         655,000            684,475
Potlatch 12.50% 12/1/09                                                                                  550,000            692,394
                                                                                                                        -----------
                                                                                                                          4,740,998
                                                                                                                        -----------
Real Estate - 0.74%
BF Saul REIT 7.50% 3/1/14                                                                                330,000            339,075
Tanger Properties 9.125% 2/15/08                                                                         290,000            324,800
                                                                                                                        -----------
                                                                                                                            663,875
                                                                                                                        -----------
Restaurants - 1.54%
+Avado Brands 9.75% 6/1/06                                                                               150,000             54,750
#Denny's 144A 10.00% 10/1/12                                                                             375,000            390,938
O'Charleys 9.00% 11/1/13                                                                                 505,000            535,300
VICORP Restaurants 10.50% 4/15/11                                                                        395,000            396,975
                                                                                                                        -----------
                                                                                                                          1,377,963
                                                                                                                        -----------
Retail - 1.62%
^J Crew Intermediate 0.00% 5/15/08                                                                       300,568            281,783
J Crew Operating 10.375% 10/15/07                                                                        325,000            335,563
#Loehmanns Capital 144A 13.00% 10/1/11                                                                   175,000            169,750
Office Depot 10.00% 7/15/08                                                                              320,000            377,599
Petco Animal Supplies 10.75% 11/1/11                                                                     245,000            286,650
                                                                                                                        -----------
                                                                                                                          1,451,345
                                                                                                                        -----------
Telecommunications - 6.09 %
*#AirGate 144A 5.85% 10/15/11                                                                            250,000            257,500
Alaska Communications Systems Holdings 9.875% 8/15/11                                                    440,000            437,800
+Allegiance Telecom 11.75% 2/15/08                                                                       255,000             85,425
Centennial Cellular Operating 10.125% 6/15/13                                                            665,000            724,849
Cincinnati Bell 8.375% 1/15/14                                                                           750,000            720,000
Citizens Communications 8.50% 5/15/06                                                                    125,000            135,000
#iPCS Escrow 144A 11.50% 5/1/12                                                                          200,000            219,000
MCI
   5.908% 5/1/07                                                                                         302,000            302,000
   6.688% 5/1/09                                                                                         225,000            222,469
MetroPCS 10.75% 10/1/11                                                                                  270,000            282,150
#Qwest Services 144A 14.00% 12/15/10                                                                     775,000            924,187
#UbiquiTel Operating 144A 9.875% 3/1/11                                                                  275,000            299,063
*#US LEC 144A 10.67% 10/1/09                                                                             300,000            294,000
US Unwired 10.00% 6/15/12                                                                                500,000            543,750
                                                                                                                        -----------
                                                                                                                          5,447,193
                                                                                                                        -----------
Textiles, Apparel & Furniture - 0.65%
Interface 10.375% 2/1/10                                                                                 350,000            404,250
Warnaco 8.875% 6/15/13                                                                                   155,000            173,988
                                                                                                                        -----------
                                                                                                                            578,238
                                                                                                                        -----------
Transportation & Shipping - 1.95%
#Horizon Lines 144A 9.00% 11/1/12                                                                        800,000            869,000
Kansas City Southern Railway 9.50% 10/1/08                                                               335,000            374,363
Seabulk International 9.50% 8/15/13                                                                      465,000            497,550
                                                                                                                        -----------
                                                                                                                          1,740,913
                                                                                                                        -----------
Utilities - 6.16%
#Allegheny Energy Supply Statutory Trust 2001 Series B 144A 13.00% 11/15/07                               85,000             93,075
Avista 9.75% 6/1/08                                                                                      295,000            349,676


                                                                                                      PRINCIPAL           MARKET
                                                                                                      AMOUNT(U.S.$)    VALUE(U.S.$)

Calpine
   10.50% 5/15/06                                                                                        470,000            447,675
   #144A 9.625% 9/30/14                                                                                  375,000            358,125
Elwood Energy 8.159% 7/5/26                                                                              522,531            556,496
Midland Funding II 11.75% 7/23/05                                                                         73,992             78,290
Midwest Generation
   8.30% 7/2/09                                                                                          590,000            635,725
   8.75% 5/1/34                                                                                          550,000            625,625
+Mirant Americas Generation 7.625% 5/1/06                                                                425,000            416,500
#NRG Energy 144A 8.00% 12/15/13                                                                          855,000            945,843
Orion Power Holdings 12.00% 5/1/10                                                                       275,000            347,875
PSEG Energy Holdings 7.75% 4/16/07                                                                       170,000            182,750
Reliant Energy 9.50% 7/15/13                                                                             270,000            305,100
+#USGen New England 144A 16.73% 1/2/15                                                                   250,000            163,750
                                                                                                                        -----------
                                                                                                                          5,506,505
                                                                                                                        -----------
TOTAL CORPORATE BONDS (COST $62,856,263)                                                                                 64,246,829
                                                                                                                        ===========

FOREIGN BONDS- 15.50%
Bermuda - 0.31%
Intelsat 6.50% 11/1/13                                                                                   325,000            279,150
                                                                                                                        -----------
                                                                                                                            279,150
                                                                                                                        -----------
Brazil - 0.74%
*Republic of Brazil 2.063% 4/15/24                                                                       750,000            663,698
                                                                                                                        -----------
                                                                                                                            663,698
                                                                                                                        -----------
British Virgin Islands - 0.70%
Chippac International 12.75% 8/1/09                                                                      585,000            628,875
                                                                                                                        -----------
                                                                                                                            628,875
                                                                                                                        -----------
Canada - 3.17%
Abitibi-Consolidated
   6.95% 12/15/06                                                                                        200,000            209,000
   8.55% 8/1/10                                                                                          830,000            913,000
#Hollinger 144A 12.875% 3/1/11                                                                           163,000            180,115
#Jean Coutu Group 144A 8.50% 8/1/14                                                                      340,000            348,500
Rogers Cablesystems
   10.00% 3/15/05                                                                                        675,000            695,249
   11.00% 12/1/15                                                                                        270,000            306,450
*#Secunda International 144A 9.76% 9/1/12                                                                190,000            188,100
                                                                                                                        -----------
                                                                                                                          2,840,414
                                                                                                                        -----------
Cayman Islands - 0.92%
Bluewater Finance 10.25% 2/15/12                                                                         375,000            416,250
Petrobras International Finance 7.75% 9/15/14                                                            400,000            402,500
                                                                                                                        -----------
                                                                                                                            818,750
                                                                                                                        -----------
Dominican Republic - 0.43%
*Dominican Republic 2.438% 8/30/24                                                                       500,000            385,000
                                                                                                                        -----------
                                                                                                                            385,000
                                                                                                                        -----------
Ecuador - 0.97%
*Republic of Ecuador 8.00% 8/15/30                                                                     1,030,000            866,488
                                                                                                                        -----------
                                                                                                                            866,488
                                                                                                                        -----------
El Salvador - 0.57%
Republic of El Salvador 8.25% 4/10/32                                                                    500,000            506,724
                                                                                                                        -----------
                                                                                                                            506,724
                                                                                                                        -----------
France - 0.52%
Rhodia 8.875% 6/1/11                                                                                     490,000            460,600
                                                                                                                        -----------
                                                                                                                            460,600
                                                                                                                        -----------
Germany - 0.65%
Sibneft 10.75% 1/15/09                                                                                   525,000            579,797
                                                                                                                        -----------
                                                                                                                            579,797
                                                                                                                        -----------
Ireland - 0.72%
Smurfit Capital Funding 7.50% 11/20/25                                                                   635,000            641,350
                                                                                                                        -----------
                                                                                                                            641,350
                                                                                                                        -----------
Liberia - 0.71%
Royal Caribbean Cruises 7.25% 3/15/18                                                                    580,000            633,650
                                                                                                                        -----------
                                                                                                                            633,650
                                                                                                                        -----------
Luxembourg - 0.35%
#BCP Caylux Holdings 144A 9.625% 6/15/14                                                                 275,000            309,375
                                                                                                                        -----------
                                                                                                                            309,375
                                                                                                                        -----------


                                                                                                      PRINCIPAL           MARKET
                                                                                                      AMOUNT(U.S.$)    VALUE(U.S.$)
Marshall Island - 0.65%
OMI 7.625% 12/1/13                                                                                       550,000            583,688
                                                                                                                        -----------
                                                                                                                            583,688
                                                                                                                        -----------
Netherlands - 1.28%
#Kazkommerts International 144A 7.00% 11/3/09                                                            500,000            499,375
#New Skies Satellite 144A 9.125% 11/1/12                                                                 625,000            642,187
                                                                                                                        -----------
                                                                                                                          1,141,562
                                                                                                                        -----------
Norway - 1.40%
Petroleum Geo-Services
   8.00% 11/5/06                                                                                         215,789            220,105
   10.00% 11/5/10                                                                                        901,227          1,031,904
                                                                                                                        -----------
                                                                                                                          1,252,009
                                                                                                                        -----------
Sweden - 0.89%
Stena 9.625% 12/1/12                                                                                     700,000            791,875
                                                                                                                        -----------
                                                                                                                            791,875
                                                                                                                        -----------
Ukraine - 0.52%
Ukraine Government 6.875% 3/4/11                                                                          465,000           469,072
                                                                                                                        -----------
                                                                                                                            469,072
                                                                                                                        -----------
TOTAL FOREIGN BONDS (COST $13,594,804)                                                                                   13,852,077
                                                                                                                        ===========

MUNICIPAL BONDS- 0.28%
New Jersey Economic Development Authority (Continental Airlines Project) 6.25% 9/15/29                   $350,000           254,282
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $296,973)                                                                                       254,282
                                                                                                                        ===========

                                                                                                     NUMBER OF
                                                                                                     SHARES
COMMON STOCK- 0.71%
+Foster Wheeler                                                                                           16,135              9,036
+Kmart Holding                                                                                             3,250            299,130
MCI                                                                                                        4,809             82,955
+Petroleum Geo-Services ADR                                                                                  497             22,821
+XM Satellite Radio Class A                                                                                6,750            218,160
                                                                                                                        -----------
TOTAL COMMON STOCK (COST $233,685)                                                                                          632,102
                                                                                                                        ===========

PREFERRED STOCK- 0.36%
Alamosa Delaware 7.50%                                                                                       425            320,982
TNP Enterprises PIK 14.50%                                                                                     1              1,008
                                                                                                                        -----------
TOTAL PREFERRED STOCK (COST $138,923)                                                                                       321,990
                                                                                                                        ===========

CONVERTIBLE PREFERRED STOCK- 0.12%
Foster Wheeler Series B                                                                                      153            103,394
                                                                                                                        -----------
TOTAL CONVERTIBLE PREFERRED STOCK (COST $87,182)                                                                            103,394
                                                                                                                        ===========

WARRANTS- 0.03%
+#American Tower 144A, exercise price $0.01, expiration date 8/1/08                                          140             29,470
+#Horizon PCS 144A, exercise price $5.88, expiration date 10/1/10                                            600                  6
+#Solutia 144A, exercise price $7.59, expiration date 7/15/09                                                450                  5
                                                                                                                        -----------
TOTAL WARRANTS (COST $90,720)                                                                                                29,481
                                                                                                                        ===========
                                                                                                     PRINCIPAL
                                                                                                     AMOUNT

REPURCHASE AGREEMENTS- 8.49%
With BNP Paribas 1.77% 11/1/04
(dated 10/29/04, to be repurchased at $3,930,580,
collateralized by $4,042,000 U.S. Treasury
Bills due 3/24/05, market value $4,009,866)                                                           $3,930,000         3,930,000

With UBS Warburg 1.77% 11/1/04 (dated 10/29/04, to be repurchased at $3,660,540, collateralized by $631,000 U.S. Treasury Notes 1.625% due 10/31/05, market value
$632,246, $1,262,000 U.S. Treasury Notes 1.875% due 11/30/05, market value
$1,266,282 and $1,706,000 U.S. Treasury Notes 6.500% due 10/15/06,
market value $1,837,204)                                                                               3,660,000          3,660,000
                                                                                                                        -----------
TOTAL REPURCHASE AGREEMENTS (COST $7,590,000)                                                                             7,590,000
                                                                                                                        ===========

TOTAL MARKET VALUE OF SECURITIES - 97.86%
   (COST $85,313,634)                                                                                                    87,472,678

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES)  - 2.14%                                                      1,910,824
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 20,543,812 SHARES OUTSTANDING - 100.00%                                                        $89,383,502
                                                                                                                        ===========

--------------------------------------------------------------------------------
+Non-income producing security for the period ended October 31, 2004. #Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note #3 in "Notes".
^Step coupon bond.
*Variable Rate Notes - the interest rate shown is the rate as of October 31, 2004.
&The security is being fair valued in accordance with the Fund's fair valuation policy. See Note #1 in "Notes". At October 31, 2004, two securities were fair valued which represented 0.47% of the fund's net assets.
+Non-income producing security. Security is currently in default.

     ADR - American Depositary Receipts
     CBO - Collateralized Bond Obligation
     NIM - Net Interest Margin
     PIK - Pay-in-Kind
     REIT - Real Estate Investment Trust

--------------------------------------------------------------------------------
NOTES

1.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Income Funds - Delaware High-Yield Opportunities Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with
U. S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2.  INVESTMENTS
At October 31, 2004, the cost of investments for federal income tax has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments               $85,473,129
                                            -----------
Aggregate unrealized appreciation             3,471,081
Aggregate unrealized depreciation            (1,471,532)
                                            -----------
Net unrealized appreciation                 $ 1,999,549
                                            -----------

For federal income tax purposes, at July 31, 2004, capital loss carryforwards of $6,870,409 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $424,935 expires in 2009 and $6,445,474 expires in 2010.


3.  CREDIT AND MARKET RISK
The Fund invests in high-yield fixed-income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:



                                  CERTIFICATION
                                  -------------

I, Jude T. Driscoll, certify that:

1.       I have reviewed this report on Form N-Q of Delaware Group Income Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
--------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  December 27, 2004
     ---------------------

                                  CERTIFICATION
                                  -------------

I, Joseph H. Hastings, certify that:

1.       I have reviewed this report on Form N-Q of Delaware Group Income Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JOSEPH H. HASTINGS
-------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  December 27, 2004
     --------------------------

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP INCOME FUNDS


JUDE T. DRISCOLL
---------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  December 27, 2004
     ---------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
---------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  December 27, 2004
     ----------------------


JOSEPH H. HASTINGS
------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  December 27, 2004
     -------------------------